Portfolio of Investments

Touchstone Balanced Fund – March 31, 2019 (Unaudited)

	Shares	Market Value
Common Stocks — 66.8%
Information Technology — 13.9%
Accenture PLC (Ireland) - Class A	30,000	$5,280,600
Apple, Inc.	48,000	9,117,600
Microsoft Corp.	123,000	14,506,620
Oracle Corp.	11,308	607,353
salesforce.com, Inc.*	3,733	591,195
Texas Instruments, Inc.	60,000	6,364,200
Visa, Inc. - Class A	53,000	8,278,070

		44,745,638

Health Care — 11.1%
AmerisourceBergen Corp.	23,954	1,904,822
Amgen, Inc.	15,000	2,849,700
Becton Dickinson and Co.	13,000	3,246,490
Biogen, Inc.*	5,000	1,181,900
Bristol-Myers Squibb Co.	45,000	2,146,950
CVS Health Corp.	10,000	539,300
Johnson & Johnson	23,000	3,215,170
Merck & Co., Inc.	70,000	5,821,900
Novartis AG (Switzerland) ADR	28,756	2,764,602
Stryker Corp.	15,000	2,962,800
UnitedHealth Group, Inc.	20,000	4,945,200
Zoetis, Inc.	40,000	4,026,800

		35,605,634

Financials — 9.1%
American Express Co.	25,000	2,732,500
Berkshire Hathaway, Inc. - Class B*	27,693	5,563,247
CME Group, Inc.	18,000	2,962,440
JPMorgan Chase & Co.	39,000	3,947,970
Morgan Stanley	100,000	4,220,000
PNC Financial Services
Group, Inc. (The)	27,000	3,311,820
S&P Global, Inc.	20,000	4,211,000
Signature Bank/NewYork NY	17,239	2,207,799

		29,156,776

Industrials — 7.5%
Boeing Co. (The)	20,000	7,628,400
Canadian National Railway Co. (Canada)	32,000	2,863,360
General Dynamics Corp.	14,000	2,369,920
Honeywell International, Inc.	35,000	5,562,200
Resideo Technologies, Inc.*	5,833	112,519
United Technologies Corp.	22,000	2,835,580
Verisk Analytics, Inc.	20,000	2,660,000

		24,031,979

Consumer Discretionary — 7.2%
Amazon.com, Inc.*	1,301	2,316,756
Carnival Corp.	18,121	919,097
Garrett Motion, Inc. (Switzerland)*	3,500	51,555
Home Depot, Inc. (The)	8,683	1,666,181
JD.com, Inc. (China) ADR*	59,294	1,787,714
Marriott International, Inc. - Class A	31,100	3,890,299
McDonald’s Corp.	33,000	6,266,700
Starbucks Corp.	20,393	1,516,016
TJX Cos., Inc. (The)	90,000	4,788,900

		23,203,218

Communication Services — 6.5%
Alphabet, Inc. - Class C*	6,000	7,039,860
AT&T, Inc.	28,740	901,286
Comcast Corp. - Class A	120,000	4,797,600
Facebook, Inc. - Class A*	22,420	3,737,190
Verizon Communications, Inc.	75,000	4,434,750

		20,910,686

Consumer Staples — 5.8%
Kraft Heinz Co. (The)	30,000	979,500
Monster Beverage Corp.*	18,792	1,025,667
PepsiCo, Inc.	40,000	4,902,000
Philip Morris International, Inc.	40,000	3,535,600
Procter & Gamble Co. (The)	40,000	4,162,000
Unilever NV (United Kingdom)	70,000	4,080,300

		18,685,067

Energy — 3.7%
Chevron Corp.	20,000	2,463,600
EOG Resources, Inc.	25,000	2,379,500
Exxon Mobil Corp.	38,000	3,070,400
Marathon Petroleum Corp.	40,000	2,394,000
Schlumberger Ltd.	37,700	1,642,589

		11,950,089

Materials — 1.3%
DowDuPont, Inc.	38,460	2,050,303
Linde PLC (United Kingdom)	12,000	2,111,160

		4,161,463

Real Estate — 0.7%
Jones Lang LaSalle, Inc.	7,564	1,166,218
Simon Property Group, Inc. REIT	6,587	1,200,217

		2,366,435

Total Common Stocks		$214,816,985

Principal Amount
	Corporate Bonds — 13.0%
	Financials — 3.4%
$144,000	Allstate Corp. (The), Ser B, 5.750%, 8/15/53	145,440
440,000	American Express Co., 3.000%, 10/30/24	437,803
355,000	Bank of America Corp., 3.705%, 4/24/28	356,590
535,000	Bank of America Corp. MTN, 4.000%, 1/22/25	545,611
390,000	Bank of Montreal (Canada), 3.803%, 12/15/32	377,130
449,000	Bank of New York Mellon Corp. (The) MTN, 2.950%, 1/29/23	451,365

Touchstone Balanced Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Corporate Bonds — 13.0% (Continued)
	Financials — (Continued)
$ 435,000	Barclays PLC (United Kingdom), 4.610%, 2/15/23	$443,972
380,000	BB&T Corp. MTN, 2.850%, 10/26/24	377,674
330,000	Citigroup, Inc., 3.200%, 10/21/26	323,213
197,000	Citigroup, Inc., 4.750%, 5/18/46	204,118
305,000	Credit Suisse AG/New York NY (Switzerland) MTN, 3.625%, 9/9/24	310,201
345,000	Fifth Third Bancorp, 2.875%, 7/27/20	345,538
150,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	148,568
440,000	Goldman Sachs Group, Inc. (The), (3M LIBOR +1.000%), 3.779%, 7/24/23(A)	439,770
350,000	Goldman Sachs Group, Inc. (The), 5.250%, 7/27/21	367,667
335,000	HSBC Holdings PLC (United Kingdom), 3.900%, 5/25/26	339,189
562,000	Huntington Bancshares, Inc., 4.000%, 5/15/25	584,457
270,000	JPMorgan Chase & Co., 3.250%, 9/23/22	273,778
350,000	JPMorgan Chase & Co., (3M LIBOR +0.730%), 3.502%, 4/23/24(A)	347,234
425,000	JPMorgan Chase & Co., 3.509%, 1/23/29	422,106
416,000	Lloyds Banking Group PLC (United Kingdom), 3.574%, 11/7/28	399,466
148,000	Morgan Stanley, 3.737%, 4/24/24	150,949
470,000	Morgan Stanley, 3.950%, 4/23/27	469,858
300,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	291,970
370,000	PNC Bank NA, 2.700%, 11/1/22	368,095
434,000	Royal Bank of Canada (Canada) MTN, 3.200%, 4/30/21	438,849
380,000	SunTrust Banks, Inc., 4.000%, 5/1/25	397,580
476,000	SunTrust Capital I, Ser A, (3M LIBOR +0.670%), 3.350%, 5/15/27(A)	443,575
285,000	Wells Fargo & Co., 2.100%, 7/26/21	280,497
270,000	Wells Fargo & Co., 4.125%, 8/15/23	279,776
63,000	Wells Fargo & Co. MTN, 4.100%, 6/3/26	64,408

		10,826,447

	Energy — 1.2%
224,000	Boardwalk Pipelines LP, 4.450%, 7/15/27	218,457
331,000	Buckeye Partners LP, 3.950%, 12/1/26	314,702
333,000	Cenovus Energy, Inc. (Canada), 4.250%, 4/15/27	327,356
350,000	Cheniere Corpus Christi Holdings LLC, 7.000%, 6/30/24	395,080
301,000	Columbia Pipeline Group, Inc., 4.500%, 6/1/25	314,154
418,000	Enbridge, Inc. (Canada), (3M LIBOR +0.700%), 3.311%, 6/15/20(A)	417,845
243,000	Energy Transfer Partners LP, 4.950%, 6/15/28	254,869
266,000	EOG Resources, Inc., 3.900%, 4/1/35	271,263
440,000	Kinder Morgan Energy Partners LP, 3.500%, 9/1/23	445,689
106,000	Midcontinent Express Pipeline LLC, 144a, 6.700%, 9/15/19	106,259
89,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	106,800
307,000	Petroleos Mexicanos (Mexico), 4.500%, 1/23/26	285,449
53,000	Petroleos Mexicanos (Mexico), 5.350%, 2/12/28	49,184
100,000	Shell International Finance BV (Netherlands), 1.875%, 5/10/21	98,700
309,000	Woodside Finance Ltd. (Australia), 144a, 4.500%, 3/4/29	315,924

		3,921,731

	Health Care — 1.2%
114,000	Abbott Laboratories, 3.750%, 11/30/26	118,506
365,000	AbbVie, Inc., 4.450%, 5/14/46	338,434
260,000	Allergan Funding SCS (Luxembourg), 3.800%, 3/15/25	263,389
322,000	Allergan Sales LLC, 144a, 5.000%, 12/15/21	335,106
299,000	Celgene Corp., 5.000%, 8/15/45	313,767
312,000	Cigna Corp., 144a, 4.375%, 10/15/28	323,628
475,000	CVS Health Corp., 4.300%, 3/25/28	481,294
230,000	CVS Health Corp., 5.125%, 7/20/45	233,746
327,000	Express Scripts Holding Co., 3.300%, 2/25/21	329,201
270,000	Thermo Fisher Scientific, Inc., 3.600%, 8/15/21	274,424
442,000	UnitedHealth Group, Inc., 2.375%, 10/15/22	437,414
287,000	Zimmer Biomet Holdings, Inc., 3.150%, 4/1/22	287,792
139,000	Zoetis, Inc., 3.250%, 2/1/23	140,489

		3,877,190

	Industrials — 1.1%
100,755	Air Canada 2015-1 Class A Pass
	Through Trust (Canada), 144a, 3.600%, 3/15/27	100,160
418,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	518,570
370,000	CRH America Finance, Inc., 144a, 4.500%, 4/4/48	342,822
377,000	Eagle Materials, Inc., 4.500%, 8/1/26	381,582
166,000	Embraer Netherlands Finance BV (Netherlands), 5.050%, 6/15/25	175,130
167,000	Embraer Netherlands Finance BV (Netherlands), 5.400%, 2/1/27	179,943
280,000	FedEx Corp., 5.100%, 1/15/44	291,429
500,000	General Electric Co., 4.125%, 10/9/42	433,909
330,000	Vulcan Materials Co., 4.500%, 4/1/25	340,569
400,000	Wabtec Corp., 4.950%, 9/15/28	405,943

Touchstone Balanced Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Corporate Bonds — 13.0% (Continued)
	Industrials — (Continued)
$ 420,000	WRKCo., Inc., 4.650%, 3/15/26	$445,040

		3,615,097

	Consumer Discretionary — 1.1%
89,000	AutoNation, Inc., 5.500%, 2/1/20	90,756
658,000	BMW US Capital LLC, 144a, 3.100%, 4/12/21	662,103
406,000	Dollar General Corp., 3.250%, 4/15/23	408,288
434,000	Dollar Tree, Inc., (3M LIBOR +0.700%), 3.473%, 4/17/20(A)	434,096
118,000	Ford Motor Co., 4.750%, 1/15/43	92,472
227,000	Ford Motor Credit Co. LLC, 5.584%, 3/18/24	230,240
385,000	General Motors Financial Co., Inc., 3.200%, 7/13/20	385,640
150,000	General Motors Financial Co., Inc., 3.950%, 4/13/24	148,452
279,000	General Motors Financial Co., Inc., 4.350%, 4/9/25	277,796
285,000	Home Depot, Inc. (The), 5.950%, 4/1/41	365,550
434,000	Toyota Motor Credit Corp. MTN, 2.950%, 4/13/21	436,948

		3,532,341

	Consumer Staples — 1.1%
380,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 144a, 4.900%, 2/1/46	381,666
242,000	Ashtead Capital, Inc., 144a, 4.375%, 8/15/27	233,530
438,000	Cargill, Inc., 144a, 3.050%, 4/19/21	440,673
205,000	General Mills, Inc., 3.200%, 4/16/21	206,778
380,000	Grupo Bimbo SAB de CV (Mexico), 144a, 4.500%, 1/25/22	391,247
475,000	Imperial Brands Finance PLC (United Kingdom), 144a, 4.250%, 7/21/25	484,468
255,000	Kraft Heinz Foods Co., 6.875%, 1/26/39	288,413
140,000	Kroger Co. (The), 5.000%, 4/15/42	136,839
374,000	Moody’s Corp., 2.750%, 12/15/21	373,955
351,000	Reynolds American, Inc., 4.450%, 6/12/25	360,804
200,000	Tyson Foods, Inc., 3.900%, 9/28/23	206,035

		3,504,408

	Information Technology — 1.0%
899,000	Apple, Inc., 2.750%, 1/13/25	895,327
110,000	Apple, Inc., 4.650%, 2/23/46	124,280
400,000	Broadcom, Inc., 144a, 3.125%, 4/15/21	399,528
235,000	Dell International LLC / EMC Corp., 144a, 6.020%, 6/15/26	252,754
210,000	Microsoft Corp., 3.500%, 2/12/35	212,843
430,000	NXP BV / NXP Funding LLC (Netherlands), 144a, 5.350%, 3/1/26	462,714
351,000	Oracle Corp., 2.650%, 7/15/26	339,543
340,000	QUALCOMM, Inc., 3.450%, 5/20/25	342,501
297,000	Visa, Inc., 4.150%, 12/14/35	323,698

		3,353,188

	Real Estate — 1.0%
390,000	Boston Properties LP REIT, 3.200%, 1/15/25	386,923
403,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	396,278
318,000	Hudson Pacific Properties LP REIT, 4.650%, 4/1/29	323,952
202,000	Kimco Realty Corp. REIT, 3.125%, 6/1/23	200,212
288,000	Mid-America Apartments LP, REIT, 3.750%, 6/15/24	293,429
149,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	145,858
110,000	SL Green Operating Partnership LP REIT, 3.250%, 10/15/22	109,528
244,000	Spirit Realty LP REIT, 4.450%, 9/15/26	241,787
795,000	VEREIT Operating Partnership LP REIT, 4.600%, 2/6/24	818,072
309,000	Welltower, Inc. REIT, 4.250%, 4/1/26	318,979

		3,235,018

	Communication Services — 1.0%
254,000	Activision Blizzard, Inc., 4.500%, 6/15/47	238,888
552,000	AT&T, Inc., 3.800%, 3/15/22	566,093
88,000	AT&T, Inc., 4.350%, 6/15/45	80,745
410,000	Booking Holdings, Inc., 3.600%, 6/1/26	416,649
155,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	173,756
232,000	Comcast Corp., 4.000%, 3/1/48	226,133
267,000	Cox Communications, Inc., 144a, 3.350%, 9/15/26	260,179
148,000	Deutsche Telekom International Finance BV (Netherlands), 8.750%, 6/15/30	203,596
267,000	Interpublic Group of Cos., Inc. (The), 3.750%, 10/1/21	271,640
130,000	Verizon Communications, Inc., 4.672%, 3/15/55	132,446
285,000	Verizon Communications, Inc., 5.012%, 4/15/49	311,161
287,000	Warner Media LLC, 3.800%, 2/15/27	285,832

		3,167,118

	Utilities — 0.5%
98,000	American Water Capital Corp., 6.593%, 10/15/37	130,778
105,000	DTE Energy Co., 3.700%, 8/1/23	107,491
237,000	Duke Energy Progress LLC, 4.150%, 12/1/44	246,797
329,000	Electricite de France SA (France), 144a, 4.500%, 9/21/28	339,561

Touchstone Balanced Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Corporate Bonds — 13.0% (Continued)
	Utilities — (Continued)
$ 250,000	NextEra Energy Capital Holdings, Inc., 2.800%, 1/15/23	$248,158
76,000	Oncor Electric Delivery Co. LLC, 3.800%, 9/30/47	76,516
125,000	PacifiCorp., 5.750%, 4/1/37	152,934
215,000	WEC Energy Group, Inc., (3M LIBOR +2.113%), 4.796%, 5/15/67(A)	190,275

		1,492,510

	Materials — 0.4%
250,000	Braskem America Finance Co., 144a, 7.125%, 7/22/41	288,125
398,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	391,673
470,000	Suzano Austria GmbH (Austria), 144a, 5.750%, 7/14/26	500,832

		1,180,630

	Total Corporate Bonds	$41,705,678

	U.S. Government Mortgage-Backed Obligations — 6.3%
3,465	FHLMC, Pool #G08062, 5.000%, 6/1/35	3,735
545,624	FHLMC, Pool #G08637, 4.000%, 4/1/45	563,641
452	FHLMC, Pool #G18091, 6.000%, 12/1/20	457
6,957	FHLMC, Pool #P00020, 6.500%, 10/1/22	6,963
2,342,014	FHLMC, Pool #Q02664, 4.500%, 8/1/41	2,480,102
3,279,543	FHLMC, Pool #Q29056, 4.000%, 10/1/44	3,388,956
1,554,283	FHLMC, Pool #Q29260, 4.000%, 10/1/44	1,606,840
114	FNMA, Pool #255273, 4.500%, 6/1/19	116
82	FNMA, Pool #255358, 5.000%, 9/1/19	84
32	FNMA, Pool #687301, 6.000%, 11/1/32	34
1,205	FNMA, Pool #690305, 5.500%, 3/1/33	1,287
646,630	FNMA, Pool #725423, 5.500%, 5/1/34	711,474
611,479	FNMA, Pool #725610, 5.500%, 7/1/34	672,893
67,585	FNMA, Pool #748895, 6.000%, 12/1/33	70,273
340,697	FNMA, Pool #AD9193, 5.000%, 9/1/40	367,487
744,953	FNMA, Pool #AH8925, 4.500%, 3/1/41	787,382
931,828	FNMA, Pool #AL2860, 3.000%, 12/1/42	932,452
412,189	FNMA, Pool #AL5718, 3.500%, 9/1/44	421,435
606,936	FNMA, Pool #AR9195, 3.000%, 3/1/43	607,343
1,164,486	FNMA, Pool #AS4707, 3.500%, 4/1/45	1,187,824
1,411,823	FNMA, Pool #AS8703, 2.500%, 2/1/32	1,405,388
1,811,965	FNMA, Pool #AZ7347, 3.000%, 11/1/45	1,808,409
1,892,585	FNMA, Pool #BC1809, 3.500%, 5/1/46	1,924,667
1,152,050	GNMA, Pool #5175, 4.500%, 9/20/41	1,212,964

	Total U.S. Government Mortgage-Backed Obligations	$20,162,206

	U.S. Treasury Obligations — 5.6%
615,000	U.S. Treasury Bond, 3.000%, 8/15/48	636,621
2,655,000	U.S. Treasury Inflation Indexed Bonds, 1.000%, 2/15/48	2,764,966
2,035,000	U.S. Treasury Inflation Indexed Bonds, 1.000%, 2/15/49	2,086,574
3,640,000	U.S. Treasury Note, 2.500%, 5/31/20	3,644,550
8,796,000	U.S. Treasury Note, 2.500%, 3/31/23	8,884,647

	Total U.S. Treasury Obligations	$18,017,358

Shares
Exchange-Traded Fund — 1.7%
iShares JP Morgan USD Emerging Markets Bond ETF	49,202	$5,415,172

Principal Amount
	Asset-Backed Securities — 1.6%
$ 398,091	Adams Outdoor Advertising LP, Ser 2018-1, Class A, 144a, 4.810%, 11/15/48	415,499
1,350,000	Hertz Vehicle Financing II LP, Ser 2016-4A, Class A, 144a, 2.650%, 7/25/22	1,333,370
837,250	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2I, 144a, 3.610%, 7/30/47	837,685
450,000	Kabbage Funding LLC, Ser 2019-1, Class A, 144a, 3.825%, 3/15/24	450,929
783,800	Towd Point Mortgage Trust, Ser 2019-1, Class A1, 144a, 3.750%, 3/25/58(A)(B)	795,857
1,333,125	Wendy’s Funding LLC, Ser 2018-1A, Class A2I, 144a, 3.573%, 3/15/48	1,314,275

	Total Asset-Backed Securities	$5,147,615

	Non-Agency Collateralized Mortgage Obligations — 1.5%
772,135	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.766%, 10/25/45(A)(B)	789,347
773,281	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.945%, 1/25/45(A)(B)	767,081
877,447	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.863%, 12/25/44(A)(B)	884,869
803,958	CSMC Trust, Ser 2018-RPL9, Class A, 144a, 3.850%, 9/25/57(A)(B)	816,182
745,324	PMT Loan Trust, Ser 2013-J1, Class A11, 144a, 3.500%, 9/25/43(A)(B)	748,610
831,708	Sequoia Mortgage Trust 2015-2, Ser 2015-2, Class A19, 144a, 3.500%, 5/25/45(A)(B)	823,654

	Total Non-Agency Collateralized Mortgage Obligations	$4,829,743

Touchstone Balanced Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 1.0%
$ 1,140,881	FHLMC REMIC, Ser 3859 Class JB, 5.000%, 5/15/41	$1,245,582
900,000	FNMA REMIC, Ser 2013-111, Class BA, 3.000%, 11/25/33	899,243
738,428	GNMA, Ser 2010-169, Class AW, 4.500%, 12/20/40	774,159
7,380,293	GNMA, Ser 2012-147, Class IO, 0.562%, 4/16/54(A)(B)(C)	251,977

	Total Agency Collateralized Mortgage Obligations	$3,170,961

	Commercial Mortgage-Backed Securities — 0.7%
1,400,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.541%, 1/10/43(A)(B)	1,383,882
800,000	STWD 2018-URB Mortgage Trust, Ser 2018-URB, Class C, 144a, (1M LIBOR + 1.550%), 4.034%, 5/15/35(A)	795,992

	Total Commercial Mortgage-Backed Securities	$2,179,874

	Sovereign Government Obligations — 0.4%
238,000	Colombia Government International Bond, 5.000%, 6/15/45	249,710
359,000	Province of Alberta Canada, 2.200%, 7/26/22	354,064
417,000	Province of Ontario Canada, 1.875%, 5/21/20	414,046
140,000	Uruguay Government International Bond, 4.975%, 4/20/55	146,650

	Total Sovereign Government Obligations	$1,164,470

	Shares
Short-Term Investment Fund — 1.5%
Dreyfus Government Cash Management, Institutional Shares, 2.34%¥Ω	5,006,276	$5,006,276

Total Investment Securities —100.1%
(Cost $195,024,875)		$321,616,338
Liabilities in Excess of Other Assets — (0.1%)		(311,136)

Net Assets — 100.0%		$321,305,202

(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2019.
(B)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(C)

Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

*	Non-income producing security.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of March 31, 2019.

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

SPDR - Standard & Poor’s Depositary Receipt

USD - United States Dollar

144a

- This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities were valued at $19,177,281 or 6.0% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Balanced Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$214,816,985	$—	$—	$214,816,985
Corporate Bonds	—	41,705,678	—	41,705,678
U.S. Government Mortgage-Backed Obligations	—	20,162,206	—	20,162,206
U.S. Treasury Obligations	—	18,017,358	—	18,017,358
Exchange-Traded Fund	5,415,172	—	—	5,415,172
Asset-Backed Securities	—	5,147,615	—	5,147,615
Non-Agency Collateralized Mortgage Obligations	—	4,829,743	—	4,829,743
Agency Collateralized Mortgage Obligations	—	3,170,961	—	3,170,961
Commercial Mortgage-Backed Securities	—	2,179,874	—	2,179,874
Sovereign Government Obligations	—	1,164,470	—	1,164,470
Short-Term Investment Fund	5,006,276	—	—	5,006,276
Other Financial Instruments*
Futures Interest Rate Contracts	19,624	—	—	19,624

Total	$225,258,057	$96,377,905	$—	$321,635,962

*	Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represents unrealized appreciation on futures interest rate contracts.

Touchstone Balanced Fund (Unaudited) (Continued)

Futures Contracts

At March 31, 2019, $32,319 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at March 31, 2019:

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation
Short Futures:
Ultra US Treasury Bond Futures	06/28/2019	18	$3,021,698	$2,302
Long Futures:
5-Year US Note Futures	06/19/2019	109	12,642,588	17,322

				$19,624

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Credit Opportunities Fund – March 31, 2019 (Unaudited)

Principal Amount		Market Value
	Corporate Bonds — 75.7%
	Communication Services — 17.4%
$ 275,000	Altice Luxembourg SA (Luxembourg), 144a, 7.625%, 2/15/25	$241,313
235,000	Altice Luxembourg SA (Luxembourg), 144a, 7.750%, 5/15/22	235,000
320,000	AMC Networks, Inc., 4.750%, 8/1/25	317,600
350,000	Block Communications, Inc., 144a, 6.875%, 2/15/25	362,688
300,000	Cablevision Systems Corp., 5.875%, 9/15/22	313,500
315,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.000%, 2/1/28(A)	310,637
190,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.125%, 5/1/27	191,188
110,000	CommScope Finance LLC, 144a, 5.500%, 3/1/24(A)	112,507
180,000	CommScope Finance LLC, 144a, 6.000%, 3/1/26(A)	186,187
58,000	CSC Holdings LLC, 5.250%, 6/1/24	58,870
500,000	CSC Holdings LLC, 144a, 5.375%, 7/15/23	509,375
133,000	Digicel Group Ltd. (Bermuda), 144a, 8.250%, 9/30/20	102,409
230,000	Frontier Communications Corp., 11.000%, 9/15/25	151,369
285,000	Gray Television, Inc., 144a, 5.125%, 10/15/24	286,154
164,000	Inmarsat Finance PLC (United Kingdom), 144a, 4.875%, 5/15/22	166,493
240,000	Inmarsat Finance PLC (United Kingdom), 144a, 6.500%, 10/1/24	252,000
450,000	Intelsat Jackson Holdings SA (Luxembourg), 5.500%, 8/1/23	399,375
88,000	Intelsat Jackson Holdings SA (Luxembourg), 144a, 8.000%, 2/15/24	91,740
192,000	Lee Enterprises, Inc., 144a, 9.500%, 3/15/22	196,080
215,000	Level 3 Financing, Inc., 5.250%, 3/15/26	214,462
500,000	Level 3 Financing, Inc., 5.375%, 1/15/24	509,300
430,000	Netflix, Inc., 4.875%, 4/15/28	425,700
404,000	Nexstar Broadcasting, Inc., 144a, 5.625%, 8/1/24	410,060
173,000	Qwest Corp., 6.875%, 9/15/33	172,078
262,000	Sinclair Television Group, Inc., 144a, 5.125%, 2/15/27	250,865
300,000	Sinclair Television Group, Inc., 144a, 5.625%, 8/1/24	302,625
5,000	Sirius XM Radio, Inc., 144a, 5.000%, 8/1/27	5,003
300,000	Sirius XM Radio, Inc., 144a, 5.375%, 7/15/26(A)	306,465
443,000	Sprint Corp., 7.625%, 2/15/25	451,860
635,000	Sprint Corp., 7.625%, 3/1/26	643,572
350,000	T-Mobile USA, Inc., 4.750%, 2/1/28	346,938
401,000	Townsquare Media, Inc., 144a, 6.500%, 4/1/23	383,958
250,000	Tribune Media Co., 5.875%, 7/15/22(A)	255,156
500,000	Virgin Media Secured Finance PLC (United Kingdom), 144a, 5.500%, 8/15/26	508,750
425,000	Zayo Group LLC / Zayo Capital, Inc., 6.375%, 5/15/25	427,125

		10,098,402

	Industrials — 11.9%
208,000	Air Medical Group Holdings, Inc., 144a, 6.375%, 5/15/23†	174,720
369,000	Avolon Holdings Funding Ltd. (Cayman Islands), 144a, 5.125%, 10/1/23	375,458
105,000	Berry Global, Inc., 5.500%, 5/15/22	106,575
345,000	Berry Global, Inc., 144a, 4.500%, 2/15/26	327,819
175,000	Bombardier, Inc. (Canada), 144a, 6.000%, 10/15/22†	176,531
289,000	Bombardier, Inc. (Canada), 144a, 7.500%, 12/1/24	300,199
104,000	Bombardier, Inc. (Canada), 144a, 7.875%, 4/15/27	107,281
195,000	BWAY Holding Co., 144a, 5.500%, 4/15/24	193,596
201,000	BWX Technologies, Inc., 144a, 5.375%, 7/15/26	204,015
436,000	Core & Main LP, 144a, 6.125%, 8/15/25	426,321
530,000	Crown Americas LLC / Crown Americas Capital Corp. VI, 4.750%, 2/1/26	532,544
30,000	DAE Funding LLC, 144a, 4.500%, 8/1/22	30,225
280,000	DAE Funding LLC, 144a, 5.750%, 11/15/23	287,700
360,000	GFL Environmental, Inc. (Canada), 144a, 5.375%, 3/1/23	340,200
181,000	Multi-Color Corp., 144a, 4.875%, 11/1/25	186,882
361,000	Novelis Corp., 144a, 5.875%, 9/30/26	359,646
411,000	OI European Group BV (Netherlands), 144a, 4.000%, 3/15/23	403,294
362,000	RBS Global, Inc. / Rexnord LLC, 144a, 4.875%, 12/15/25	357,475
474,000	Sensata Technologies BV (Netherlands), 144a, 5.000%, 10/1/25	485,850
75,000	TransDigm, Inc., 6.500%, 7/15/24	77,062
192,000	TransDigm, Inc., 6.500%, 5/15/25	194,899
120,000	TransDigm, Inc., 144a, 6.250%, 3/15/26	124,980
443,000	Tutor Perini Corp., 144a, 6.875%, 5/1/25	441,396

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Corporate Bonds — 75.7% (Continued)
	Industrials — (Continued)
$375,000	United Rentals North America, Inc., 5.875%, 9/15/26	$387,656
311,000	XPO Logistics, Inc., 144a, 6.750%, 8/15/24	317,220

		6,919,544

	Consumer Discretionary — 10.8%
165,000	Allison Transmission, Inc., 144a, 4.750%, 10/1/27	157,369
139,000	Boyd Gaming Corp., 6.375%, 4/1/26	143,865
300,000	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp., 5.375%, 6/1/24	306,357
173,000	Delphi Technologies PLC (Jersey), 144a, 5.000%, 10/1/25	152,326
185,000	Enterprise Development Authority (The), 144a, 12.000%, 7/15/24	187,775
379,000	Group 1 Automotive, Inc., 5.000%, 6/1/22	379,948
31,000	Group 1 Automotive, Inc., 144a, 5.250%, 12/15/23	31,155
465,000	Hillman Group, Inc. (The), 144a, 6.375%, 7/15/22	416,175
660,000	IRB Holding Corp., 144a, 6.750%, 2/15/26	620,400
33,000	JELD-WEN, Inc., 144a, 4.625%, 12/15/25	31,350
359,000	JELD-WEN, Inc., 144a, 4.875%, 12/15/27	338,358
105,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 144a, 5.250%, 6/1/26	105,984
120,000	L Brands, Inc., 6.750%, 7/1/36	100,800
140,000	L Brands, Inc., 6.875%, 11/1/35	120,925
300,000	Live Nation Entertainment, Inc., 144a, 4.875%, 11/1/24	301,875
80,000	Live Nation Entertainment, Inc., 144a, 5.625%, 3/15/26	82,600
178,000	Newell Brands, Inc., 4.200%, 4/1/26	169,887
102,000	Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 144a, 6.250%, 5/15/26	104,040
69,000	Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 144a, 8.500%, 5/15/27	69,172
229,000	Penske Automotive Group, Inc., 5.500%, 5/15/26	225,565
714,000	Sabre GLBL, Inc., 144a, 5.250%, 11/15/23(A)	728,280
184,000	Scientific Games International, Inc., 144a, 5.000%, 10/15/25	180,320
557,000	Six Flags Entertainment Corp., 144a, 4.875%, 7/31/24	550,383
250,000	Six Flags Entertainment Corp., 144a, 5.500%, 4/15/27	247,200
531,000	Summit Materials LLC / Summit Materials Finance Corp., 144a, 5.125%, 6/1/25	511,088

		6,263,197

	Energy — 9.4%
159,000	California Resources Corp., 144a, 8.000%, 12/15/22†	124,863
278,000	Carrizo Oil & Gas, Inc., 6.250%, 4/15/23†	273,483
172,000	Centennial Resource Production LLC, 144a, 5.375%, 1/15/26	164,905
77,000	Centennial Resource Production LLC, 144a, 6.875%, 4/1/27	77,755
140,000	CITGO Petroleum Corp., 144a, 6.250%, 8/15/22	139,125
345,000	Exterran Energy Solutions LP / EES Finance Corp., 8.125%, 5/1/25	351,900
362,000	Extraction Oil & Gas, Inc., 144a, 5.625%, 2/1/26	277,835
63,000	Extraction Oil & Gas, Inc., 144a, 7.375%, 5/15/24	52,605
191,000	FTS International, Inc., 6.250%, 5/1/22	184,792
89,000	Great Western Petroleum LLC / Great Western Finance Corp., 144a, 9.000%, 9/30/21	67,195
251,000	Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp., 144a, 5.625%, 2/15/26	255,392
145,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.000%, 12/1/24	141,056
73,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 10/1/25	71,722
110,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.250%, 11/1/28	110,275
168,475	Murray Energy Corp., 144a, 12.000%, 4/15/24(B)	70,760
99,000	Parsley Energy LLC / Parsley Finance Corp., 144a, 5.375%, 1/15/25	98,752
500,000	Parsley Energy LLC / Parsley Finance Corp., 144a, 6.250%, 6/1/24	516,875
195,000	Rowan Cos., Inc., 7.375%, 6/15/25	170,625
492,000	Seven Generations Energy Ltd. (Canada), 144a, 5.375%, 9/30/25	480,930
245,000	SRC Energy, Inc., 6.250%, 12/1/25	218,736
207,000	Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.500%, 8/15/22	204,930
205,000	Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.750%, 4/15/25	193,212
75,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., 144a, 7.500%, 6/15/25	75,938

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Corporate Bonds — 75.7% (Continued)
	Energy — (Continued)
$89,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 144a, 5.875%, 4/15/26	$94,073
78,000	TerraForm Power Operating LLC, 144a, 4.250%, 1/31/23	77,063
260,000	TerraForm Power Operating LLC, 144a, 5.000%, 1/31/28	250,900
338,000	Transocean Poseidon Ltd. (Cayman Islands), 144a, 6.875%, 2/1/27	351,520
271,000	Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 144a, 9.750%, 4/15/23	223,575
40,000	Weatherford International LLC, 9.875%, 3/1/25†	28,300
60,000	Weatherford International Ltd. (Bermuda), 5.875%, 7/1/21	48,449
35,000	Weatherford International Ltd. (Bermuda), 9.875%, 2/15/24	25,200

		5,422,741

	Health Care — 5.9%
92,000	Acadia Healthcare Co., Inc., 5.125%, 7/1/22	92,230
320,000	Acadia Healthcare Co., Inc., 5.625%, 2/15/23	322,000
18,000	Acadia Healthcare Co., Inc., 6.500%, 3/1/24	18,450
56,000	Bausch Health Americas, Inc., 144a, 8.500%, 1/31/27	59,360
267,000	Bausch Health Cos, Inc. (Canada), 144a, 5.500%, 3/1/23	268,335
27,000	Bausch Health Cos, Inc. (Canada), 144a, 5.750%, 8/15/27	27,683
100,000	Bausch Health Cos, Inc. (Canada), 144a, 6.125%, 4/15/25	99,000
100,000	Bausch Health Cos, Inc. (Canada), 144a, 6.500%, 3/15/22	103,500
443,000	BioScrip, Inc., 8.875%, 2/15/21†	447,430
160,000	Centene Corp., 4.750%, 1/15/25	163,200
95,000	Centene Corp., 6.125%, 2/15/24(A)	99,541
19,000	HCA, Inc., 5.625%, 9/1/28	20,092
291,000	HCA, Inc., 5.875%, 2/1/29	313,538
100,000	HCA, Inc., 7.690%, 6/15/25	113,500
222,000	Hill-Rom Holdings, Inc., 144a, 5.000%, 2/15/25	225,263
295,000	Molina Healthcare, Inc., 5.375%, 11/15/22	306,242
100,000	Molina Healthcare, Inc., 144a, 4.875%, 6/15/25	98,875
157,000	RegionalCare Hospital Partners Holdings, Inc., 144a, 8.250%, 5/1/23	167,009
251,000	Sotera Health Holdings LLC, 144a, 6.500%, 5/15/23	252,882
220,000	Tenet Healthcare Corp., 4.625%, 7/15/24	220,341

		3,418,471

	Information Technology — 4.8%
385,000	Dell International LLC / EMC Corp., 144a, 6.020%, 6/15/26	414,087
290,000	Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 SARL/Greeneden US Ho, 144a, 10.000%, 11/30/24	316,100
250,000	IQVIA, Inc., 144a, 5.000%, 10/15/26	255,782
526,000	NCR Corp., 5.000%, 7/15/22	524,685
231,000	Nielsen Co. Luxembourg SARL (The) (Luxembourg), 144a, 5.000%, 2/1/25(A)	222,049
239,000	Nielsen Finance LLC / Nielsen Finance Co., 144a, 5.000%, 4/15/22	236,012
459,000	Nuance Communications, Inc., 5.625%, 12/15/26	471,590
200,000	Solera LLC / Solera Finance, Inc., 144a, 10.500%, 3/1/24	216,784
110,000	SS&C Technologies, Inc., 144a, 5.500%, 9/30/27	111,100

		2,768,189

	Real Estate — 3.9%
521,000	ESH Hospitality, Inc. REIT, 144a, 5.250%, 5/1/25	517,525
260,000	GEO Group, Inc. (The) REIT, 5.125%, 4/1/23	230,750
95,000	GEO Group, Inc. (The) REIT, 6.000%, 4/15/26	79,562
351,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 3/15/28	339,154
500,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc., 4.500%, 9/1/26	486,250
527,000	Realogy Group LLC / Realogy Co.-Issuer Corp., 144a, 4.875%, 6/1/23†	491,428
126,000	WeWork Cos., Inc., 144a, 7.875%, 5/1/25	115,920

		2,260,589

	Materials — 3.7%
145,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (Ireland), 144a, 6.000%, 2/15/25	145,000
214,000	Constellium NV (Netherlands), 144a, 5.750%, 5/15/24	213,465
95,000	Constellium NV (Netherlands), 144a, 5.875%, 2/15/26	93,278
135,000	First Quantum Minerals Ltd. (Canada), 144a, 6.875%, 3/1/26	125,212
55,000	First Quantum Minerals Ltd. (Canada), 144a, 7.250%, 4/1/23	53,762
109,000	Freeport-McMoRan, Inc., 4.000%, 11/14/21	109,545
150,000	Freeport-McMoRan, Inc., 5.400%, 11/14/34(A)	136,500

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Corporate Bonds — 75.7% (Continued)
	Materials — (Continued)
$105,000	Freeport-McMoRan, Inc., 5.450%, 3/15/43(A)	$91,876
93,000	HB Fuller Co., 4.000%, 2/15/27	82,305
173,000	Kraton Polymers LLC / Kraton Polymers Capital Corp., 144a, 7.000%, 4/15/25	174,730
480,000	New Gold, Inc. (Canada), 144a, 6.250%, 11/15/22	422,400
83,000	New Gold, Inc. (Canada), 144a, 6.375%, 5/15/25	67,230
91,000	Starfruit Finco BV / Starfruit US Holdco LLC, 144a, 8.000%, 10/1/26†	91,682
328,000	Tronox Finance PLC (United Kingdom), 144a, 5.750%, 10/1/25	303,400
65,000	Tronox, Inc., 144a, 6.500%, 4/15/26	62,036

		2,172,421

	Financials — 3.6%
208,000	Acrisure LLC / Acrisure Finance, Inc., 144a, 7.000%, 11/15/25	187,200
382,000	Acrisure LLC / Acrisure Finance, Inc., 144a, 8.125%, 2/15/24	395,813
298,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, 144a, 8.250%, 8/1/23	305,450
611,000	ASP AMC Merger Sub, Inc., 144a, 8.000%, 5/15/25	274,950
619,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 6.125%, 11/15/22(A)	628,285
315,000	Quicken Loans, Inc., 144a, 5.250%, 1/15/28	294,919

		2,086,617

	Consumer Staples — 2.9%
398,000	B&G Foods, Inc., 5.250%, 4/1/25(A)	381,583
100,000	Clearwater Seafoods, Inc. (Canada), 144a, 6.875%, 5/1/25	99,000
458,000	Cott Holdings, Inc., 144a, 5.500%, 4/1/25	462,008
230,000	First Quality Finance Co., Inc., 144a, 5.000%, 7/1/25	223,682
249,000	H&E Equipment Services, Inc., 5.625%, 9/1/25	248,378
220,000	Simmons Foods, Inc., 144a, 5.750%, 11/1/24	193,050
70,000	Simmons Foods, Inc., 144a, 7.750%, 1/15/24	74,550

		1,682,251

	Utilities — 1.4%
197,000	NGL Energy Partners LP / NGL Energy Finance Corp., 6.125%, 3/1/25	190,105
155,000	NGL Energy Partners LP / NGL Energy Finance Corp., 7.500%, 11/1/23	160,363
200,000	Vistra Energy Corp., 7.625%, 11/1/24	211,504
151,000	Vistra Operations Co. LLC, 144a, 5.500%, 9/1/26	157,040
68,000	Vistra Operations Co. LLC, 144a, 5.625%, 2/15/27	70,720

		789,732

	Total Corporate Bonds	$43,882,154

	Bank Loans(C) — 17.2%
	Consumer Discretionary — 4.5%
108,792	Boyd Gaming Corporation, Refinancing Term B Loan (LIBOR +2.250%), 4.663%, 9/15/23	107,739
239,151	Caesars Resort Collection LLC, Term B Loan (LIBOR +2.750%), 5.249%, 12/23/24	235,733
304,440	Equinox Holdings, Inc., Incremental Term B-1 Loan (First Lien) (LIBOR +3.000%), 3/8/24(D)	302,309
123,887	GO Wireless, Inc., Senior Lien Term Loan (LIBOR +6.500%) 8.999%, 12/22/24(D)	120,945
173,794	GOBP Holdings, Inc., First Lien Initial Term Loan ( LIBOR + 3.750%), 6.351%, 10/22/25	171,578
440,339	Golden Nugget, Inc., B Team Loan (LIBOR +2.750%), 5.237%, 10/4/23(D)	435,592
69,824	Hillman Group Inc. (The), Initial Term Loan (LIBOR +4.000%), 6.499%, 5/31/25	66,507
226,639	IRB Holding Corp., Team B Loan (LIBOR +3.250%), 5.723%, 2/5/25	220,690
125,435	Jeld-Wen, Inc., Term B-4 Loan (LIBOR +2.000%), 4.601%, 12/14/24	123,187
225,000	Navistar Inc., Tranche B Term Loan (LIBOR +3.500%), 5.990%, 11/6/24	223,970
326,957	Petco Animal Supplies Inc., Term Loan (LIBOR +3.250%), 5.994%, 1/26/23	247,833
375,878	Scientific Games International, Inc., Initial Term B-5 Loan (LIBOR+2.750%), 5.314%, 8/14/24	365,677

		2,621,760

	Industrials — 3.2%
260,694	Air Medical Group Holdings Inc., 2018 Term Loan (LIBOR +3.250%), 5.723%, 4/28/22	245,162
279,282	Builders FirstSource Inc., 2017 Initial Term Loan (LIBOR +3.000%), 5.601%, 2/29/24(D)	269,798
314,890	Cumulus Media New Holdings Inc., Exit Term Loan (LIBOR +4.500%), 7.000%, 5/13/22(D)	309,084

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Bank Loans(C) — 17.2% (Continued)
	Industrials — (Continued)
$56,406	Envigo Laboratories Inc., First Lien Dollar Term Loan (LIBOR +8.500%), 11.300%, 10/28/21	$53,304
544,760	Forterra Finance LLC, Replacement Term Loan (LIBOR +3.000%), 5.499%, 10/25/23(D)	500,204
194,404	Gardner Denver, Inc., Tranche B-1 Dollar Term Loan (LIBOR +2.750%), 5.249%, 7/30/24	194,087
237,720	Sequa Mezzanine Holdings LLC, Initial Term Loan (First Lien) (LIBOR +5.000%), 7.776%, 11/28/21	232,074
55,273	TransDigm, Inc., 2018 New Tranche E Term Loans (LIBOR +2.500%), 5/30/25(D)	53,753

		1,857,466

	Energy — 2.6%
155,385	California Resources Corp., Term Loan (LIBOR +10.375%), 12.871%, 12/31/21	163,640
96,739	California Resources Corp., Term Loan (LIBOR +4.750%), 7.246%, 12/31/22	94,986
87,780	Equitrans Midstream Corp., Term Loan (LIBOR +4.500%), 7.000%, 1/31/24	87,853
30,746	FTS International Inc., Initial Term Loan (LIBOR +4.750%), 7.249%, 4/16/21	30,660
168,008	Gulf Finance LLC, Tranche B Term Loan (LIBOR +5.250%), 7.797%, 8/25/23(D)	133,356
144,323	Murray Energy Corporation, Superpriority Term B-2 Loan (LIBOR +7.250%), 9.879%, 10/17/22(D)	118,586
159,783	Prarie ECI Acquiror LP, Initial Term Loan (LIBOR +4.750%), 7.366%, 3/11/26	159,982
201,270	Traverse Midstream Partners LLC, Advance (LIBOR +4.000%), 6.500%, 9/27/24	200,767
371,410	Ultra Resources, Inc., Senior Secured Term Loan (LIBOR +3.000%), 6.491%, 4/12/24	320,805
178,919	Woodford Express LLC, Initial Term Loan (LIBOR +5.000%), 7.499%, 1/27/25	172,936

		1,483,571

	Information Technology — 1.6%
135,006	Diebold Nixdorf Inc., Term Loan A1 (LIBOR +9.250%), 5.250%, 8/31/22(D)	142,995
186,184	Evergreen Skills Lux SARL, First Lien Initial Term Loan (Luxembourg) (LIBOR +4.750%), 7.249%, 4/28/21	155,743
103,615	Infoblox, Inc., Refinancing Term Loan (LIBOR +4.500%), 6.999%, 11/7/23	103,065
188,655	Iron Mountain Information Management LLC, Term Loan A (LIBOR +1.750%), 4.231%, 6/5/23	183,467
325,000	MA Financeco LLC, Tranche B-2 Term Loan (LIBOR +2.250%), 4.749%, 11/19/21	316,875
48,018	Optiv Inc., Initial Term Loan (First Lien) (LIBOR +3.250%), 5.749%, 2/1/24	45,737

		947,882

	Communication Services — 1.5%
42,151	Applied Systems Inc, Second Lien Initial Term Loan (LIBOR +7.000%), 9.499%, 9/19/25	42,388
149,370	CenturyLink, Inc., Initial Team B Loan (LIBOR +2.750%), 5.249%, 1/31/25	146,290
358,081	Ceridian HCM Holding Inc., Initial Term Loan (LIBOR +3.250%), 5.493%, 4/30/25	356,738
35,272	Intelsat Jackson Holdings SA, Tranche B-3 Term Loan (LIBOR +3.750%), 11/27/23(D)	34,710
79,797	Nielsen Finance LLC, Class B-4 Team Loan (LIBOR +2.000%), 4.493%, 10/4/23	78,246
211,313	Sprint Communications, Inc., 2018 Incremental Term Loan (LIBOR +3.000%), 5.500%, 2/2/24	207,879

		866,251

	Health Care — 1.3%
63,131	Agiliti Health Inc., Term Loan (LIBOR +3.000%), 5.500%, 1/4/26	62,895
352,985	BPA Laboratories, Inc., Term Loan (Second Lien) (LIBOR +7.750%), 10.351%, 4/29/20	324,746
117,372	General Nutrition Center, Inc., First in last Out Term Loan (LIBOR +7.000%), 9.500%, 12/31/22	118,448
223,300	LifePoint Health Inc., First Lien Term B Loan (LIBOR +4.500%), 6.982%, 11/16/25	220,614

		726,703

	Real Estate — 0.7%
403,985	Brookfield Property Reit Inc., Initial Term B Loan (LIBOR +2.500%), 4.996%, 8/27/25(D)	388,331

	Materials — 0.6%
387,247	BWay Holding Company, Initial Term Loan (LIBOR +3.250%), 5.854%, 4/3/24	377,276

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Bank Loans(C) — 17.2% (Continued)
	Financials — 0.6%
$227,946	Asurion LLC, Second Lien Replacement B-2 Term Loan (LIBOR +6.500%), 8.999%, 8/4/25	$230,699
133,159	HUB International Ltd., Initial Term Loan (LIBOR +3.000%), 5.515%, 4/25/25	128,609

		359,308

	Consumer Staples — 0.5%
46,417	Energizer Holdings, Inc., Term B Loan (LIBOR+2.250%), 4.813%, 12/17/25	45,836
219,440	JBS USA LUX SA, Initial Term Loan (LIBOR +2.500%), 4.981%, 10/30/22	217,713

		263,549

	Utilities — 0.1%
57,725	Vistra Operations Company LLC, 2018 Incremental Term Loan (LIBOR +2.000%), 4.480%, 12/31/25	56,802

	Total Bank Loans	$9,948,899

	Asset-Backed Securities — 4.9%
250,000	CIFC Funding Ltd., Ser 2018-1A, Class E, 144a, (3M LIBOR +5.000%), 7.780%, 4/18/31(E)	226,888
250,000	Dryden 45 Senior Loan Fund, Ser 2016-45A, Class ER, (Cayman Islands), 144a, (3M LIBOR +5.850%), 8.637%, 10/15/30(E)	238,377
250,000	LCM Ltd., Ser 2019-30, 4/21/31(E)	250,000
300,000	Madison Park Funding XII Ltd., Ser 2014-12A, Class SUB, (Cayman Islands), 144a, 7/20/26(F)	153,588
250,000	Madison Park Funding XXXI Ltd., Ser 2018-31A, Class SUB, (Cayman Islands), 144a, 1/23/48(F)	235,164
250,000	Madison Park Funding XXXIV Ltd., Ser 2019-34A, Class E, 144a, (3M LIBOR +6.750%), 4/25/31(E)	247,500
250,000	Mariner CLO 7 Ltd., Ser 2019-1A, Class E, 144a, (3M LIBOR +6.940%), 4/20/32(E)	245,000
500,000	Oaktree CLO Ltd., Ser 2018-1A, Class SUB, (Cayman Islands), 144a, 10/20/30(F)	473,794
500,000	OZLM XXI, Ser 2017-21A, Class SUB, (Cayman Islands), 144a, 1/20/31(F)	401,350
250,000	Venture XVIII CLO Ltd., Ser 2014-18A, Class SUB, (Cayman Islands), 144a, 10/15/29(F)	155,018
250,000	Wellfleet CLO Ltd., Ser 2018-3A, Class SUB, (Cayman Islands), 144a, 1/20/32(F)	222,550

	Total Asset-Backed Securities	$2,849,229

Shares
	Common Stocks — 0.5%
	Information Technology — 0.0%
8,386	Aquity Holdings, Inc. New Escrow*	$23,397

	Energy — 0.1%
74,381	Trident, Class A Templar Restructure*	23,281
12,726	Trident, Templar Restructure*	28,634

		51,915

	Communication Services — 0.4%
13,299	Cumulus Media, Inc. - Class A*	239,515

	Total Common Stocks	$314,827

	Number of Contracts	Notional Amount
Purchased Options — 0.0%
Purchased Call Options — 0.0%
VIX, Strike @20.00, Exp 5/19(A)	64	$87,744	6,400

Purchased Put Options — 0.0%
Consolidated Communications Holdings Inc., Strike @10.00, Exp 7/19(A)	150	163,650	12,600
SPDR S&P 500 ETF Trust, Strike @270.00, Exp 5/19(A)	100	2,824,800	18,300

Total Purchased Put Options			30,900

Total Purchased Options			$37,300

Shares
	Warrants — 0.0%
	Health Care — 0.0%
1,179	Envigo Laboratories, Inc. (Fka Bpa Laboratories Inc.) Series A Warrant(G)*	—
1,890	Envigo Laboratories, Inc. (Fka Bpa Laboratories Inc.) Series B Warrant(G)*	—

	Total Warrants	$—

	Short-Term Investment Funds — 7.6%
2,570,033	Dreyfus Government Cash Management, Institutional Shares, 2.34%¥Ω	2,570,033
1,807,451	Invesco Government & Agency Portfolio, Institutional Class, 2.26%**¥Ω	1,807,451

	Total Short-Term Investment Funds	$4,377,484

Total Long Positions —105.9% (Cost $61,612,972)		$61,409,893

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Securities Sold Short — (1.1%)
	Corporate Bond — (1.1%)
	Energy — (0.6%)
$(500,000)	Chaparral Energy, Inc., 144a	$(342,500)

	Consumer Discretionary — (0.5%)
(300,000)	Goodyear Tire & Rubber Co. (The)	(274,125)

	Total Corporate Bond	$(616,625)

Total Securities Sold Short (Proceeds $576,875)		$(616,625)

	Number of Contracts	Notional Amount
Written Options — (0.0%)
Written Call Options — (0.0%)
Consolidated
Communications Holdings Inc., Strike @10.00, Exp 7/19	(150)	$(163,650)	(18,600)
VIX, Strike @25.00, Exp 5/19	(64)	(87,744)	(3,456)

			$(22,056)

Written Put Options — (0.0%)
SPDR S&P 500 ETF Trust, Strike @260.00, Exp 5/19	(100)	(2,824,800)	(8,900)

Total Written Options
(Premiums received $28,569)			$(30,956)

Total —104.8%			$60,762,312
Liabilities in Excess of Other Assets — (4.8%)			(2,807,273)

Net Assets — 100.0%			$57,955,039

(A)	All or a portion of these securities are pledged as collateral for written options. The total value of the securities pledged as collateral as of March 31, 2019 was $2,417,317.
(B)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amounts.
(C)	Bank loans pay interest at rates which adjust periodically unless otherwise indicated. The interest rates shown are the current interest rates as of March 31, 2019.
(D)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(E)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2019.
(F)

Security has no stated coupon and is considered an equity position in the collateralized loan obligation (“CLO”). CLO equity investments are entitled to recurring distributions which are generally equal to the excess cash flow generated from the underlying investments after payment of the contractual payments to debt holders and fund expenses.

(G)

Level 3 - For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2019 was $1,738,735.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of March 31, 2019.

Portfolio Abbreviations:

CLO - Collateral Loan Obligations

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

PIK - Pay-in-Kind

PLC - Public Limited Company

REIT - Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities were valued at $31,734,708 or 54.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$43,882,154	$—	$43,882,154
Bank Loans	—	9,948,899	—	9,948,899
Asset-Backed Securities	—	2,849,229	—	2,849,229
Common Stocks	314,827	—	—	314,827
Purchased Call Options Equity Contracts	6,400	—	—	6,400
Purchased Put Options Equity Contracts	30,900	—	—	30,900
Warrants	—	—	—	—
Short-Term Investment Funds	4,377,484	—	—	4,377,484

Total Assets	$4,729,611	$56,680,282	$—	$61,409,893

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Liabilities:
Securities Sold Short
Corporate Bonds	$—	$(616,625)	$—	$(616,625)
Written Call Options Equity Contracts	(22,056)	—	—	(22,056)
Written Put Options Equity Contracts	(8,900)	—	—	(8,900)

Total Liabilities	$(30,956)	$(316,750)	$—	$(322,150)

Total	$4,698,655	$56,063,657	$—	$60,762,312

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone International Equity Fund – March 31, 2019 (Unaudited)

	Shares	Market Value
Common Stocks — 91.4%
United Kingdom — 22.5%
Communication Services — 3.3%
Auto Trader Group PLC, 144a	340,000	$2,312,484
ITV PLC	1,700,000	2,816,818

Consumer Discretionary — 7.6%
BCA Marketplace PLC	1,616,766	4,160,995
Compass Group PLC	144,000	3,384,406
InterContinental Hotels Group PLC	72,200	4,345,198

Consumer Staples — 3.3%
Reckitt Benckiser Group PLC	62,500	5,201,439

Health Care — 0.3%
Indivior PLC*	431,000	539,542

Industrials — 2.1%
Experian PLC	123,000	3,329,057

Information Technology — 2.0%
AVEVA Group PLC	72,500	3,048,657

Real Estate — 3.9%
Foxtons Group PLC	1,750,000	1,451,913
Savills PLC	393,000	4,633,372

Total United Kingdom		35,223,881

Switzerland — 9.4%
Consumer Staples — 3.7%
Nestle SA	61,000	5,816,375

Health Care — 2.6%
Novartis AG	42,000	4,037,020

Industrials — 3.1%
Adecco Group AG	91,000	4,859,818

Total Switzerland		14,713,213

Germany — 8.9%
Health Care — 2.4%
Fresenius SE & Co. KGaA	68,000	3,795,660

Industrials — 3.5%
Brenntag AG	105,000	5,406,298

Information Technology — 3.0%
SAP SE	41,000	4,739,807

Total Germany		13,941,765

Canada — 6.6%
Information Technology — 2.7%
BlackBerry Ltd.*	419,000	4,227,710

Materials — 3.9%
Barrick Gold Corp.	205,288	2,814,290
Pretium Resources, Inc.*†	389,000	3,329,840

Total Canada		10,371,840

India — 6.4%
Consumer Discretionary — 2.0%
PC Jeweller Ltd.	2,600,000	3,081,493

Financials — 4.4%
Indian Energy Exchange Ltd., 144a	956,162	2,277,398
Shriram Transport Finance Co. Ltd.	255,000	4,701,766

Total India		10,060,657

France — 5.1%
Communication Services — 5.1%
Eutelsat Communications SA	200,000	3,498,754
JCDecaux SA	146,000	4,441,611

Total France		7,940,365

Japan — 4.6%
Consumer Discretionary — 2.7%
USS Co. Ltd.	222,000	4,128,649

Industrials — 1.9%
FANUC Corp.	17,500	2,992,739

Total Japan		7,121,388

China — 4.0%
Communication Services — 1.8%
Tencent Holdings Ltd.	60,000	2,759,268

Consumer Discretionary — 2.2%
Alibaba Group Holding Ltd. ADR*	19,000	3,466,550

Total China		6,225,818

Greece — 3.4%
Consumer Discretionary — 3.4%
OPAP SA	520,000	5,366,476

Denmark — 3.4%
Industrials — 3.4%
ISS A/S	172,000	5,238,553

Ireland — 2.7%
Health Care — 2.7%
Medtronic PLC (Ireland)	46,000	4,189,680

Mexico — 2.4%
Consumer Staples — 2.4%
Gruma SAB de CV - Class B	364,000	3,727,717

Touchstone International Equity Fund (Unaudited) (Continued)

	Shares	Market Value
Common Stocks — 91.4% (Continued)
Brazil — 2.2%
Health Care — 2.2%
Qualicorp Consultoria e Corretora de Seguros SA	840,000	$3,363,990

Hong Kong — 2.1%
Consumer Discretionary — 2.1%
Galaxy Entertainment Group Ltd.	490,000	3,339,357

Netherlands — 1.9%
Energy — 1.9%
Core Laboratories NV	43,800	3,019,134

Korea — 1.8%
Information Technology — 1.8%
Samsung Electronics Co. Ltd.	72,000	2,839,891

United States — 1.6%
Information Technology — 1.6%
Mastercard, Inc.—Class A	10,500	2,472,225

Luxembourg — 1.5%
Industrials — 1.5%
Befesa SA, 144a	54,000	2,353,330

Australia — 0.9%
Materials — 0.9%
Northern Star Resources Ltd.	210,000	1,334,155

Total Common Stocks		$142,843,435

Short-Term Investment Funds — 11.1%
Dreyfus Government Cash Management, Institutional Shares, 2.34%¥Ω	14,133,308	14,133,308
Invesco Government & Agency Portfolio, Institutional Class, 2.26%**¥Ω	3,273,435	3,273,435

Total Short-Term Investment Funds		$17,406,743

Total Investment Securities — 102.5%
(Cost $150,931,850)		$160,250,178
Liabilities in Excess of Other Assets — (2.5%)		(3,953,403)

Net Assets — 100.0%		$156,296,775

* Non-income producing security.
** Represents collateral for securities loaned.
† All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2019 was $3,296,542.
¥ Open-End Fund.
Ω Represents the 7-day SEC yield as of March 31, 2019.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities were valued at $6,943,212 or 4.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone International Equity Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
United Kingdom	$8,997,314	$26,226,567	$—	$35,223,881
Switzerland	—	14,713,213	—	14,713,213
Germany	9,201,958	4,739,807	—	13,941,765
Canada	10,371,840	—	—	10,371,840
India	2,277,398	7,783,259	—	10,060,657
France	7,940,365	—	—	7,940,365
Japan	—	7,121,388	—	7,121,388
China	3,466,550	2,759,268	—	6,225,818
Greece	5,366,476	—	—	5,366,476
Denmark	—	5,238,553	—	5,238,553
Ireland	4,189,680	—	—	4,189,680
Mexico	3,727,717	—	—	3,727,717
Brazil	3,363,990	—	—	3,363,990
Hong Kong	—	3,339,357	—	3,339,357
Netherlands	3,019,134	—	—	3,019,134
Korea	—	2,839,891	—	2,839,891
United States	2,472,225	—	—	2,472,225
Luxembourg	2,353,330	—	—	2,353,330
Australia	—	1,334,155	—	1,334,155
Short-Term Investment Funds	17,406,743	—	—	17,406,743

Total	$84,154,720	$76,095,458	$—	$160,250,178

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone International Growth Opportunities Fund – March 31, 2019 (Unaudited)

	Shares	Market Value
Common Stocks — 101.1%
China — 49.3%
Communication Services — 22.6%
58.com, Inc. ADR*	7,940	$521,499
Autohome, Inc. ADR*	13,435	1,412,287
Baidu, Inc. ADR*	5,575	919,039
Tencent Holdings Ltd.	59,825	2,751,220
Tencent Music Entertainment Group ADR*†	32,725	592,322
Weibo Corp. ADR*	25,925	1,607,091

Consumer Discretionary — 16.2%
Alibaba Group Holding Ltd. ADR*	18,420	3,360,729
New Oriental Education & Technology Group, Inc. ADR*	19,940	1,796,395
Tongcheng-Elong Holdings Ltd.*	206,800	459,888

Consumer Staples — 9.4%
Dali Foods Group Co. Ltd., 144a	1,290,500	965,004
Kweichow Moutai Co. Ltd. - Class A	7,000	887,817
Wuliangye Yibin Co. Ltd. - Class A	99,328	1,402,266

Industrials — 1.1%
51job, Inc. ADR*	4,760	370,709

Total China		17,046,266

France — 11.2%
Industrials — 7.7%
Safran SA	12,405	1,700,246
Thales SA	7,940	951,297

Information Technology — 3.5%
Capgemini SE	9,935	1,205,537

Total France		3,857,080

Switzerland — 5.8%
Consumer Staples — 2.7%
Coca-Cola HBC AG	27,270	929,889

Health Care — 3.1%
Sonova Holding AG	5,335	1,057,236

Total Switzerland		1,987,125

Japan — 5.6%
Communication Services — 1.3%
Nexon Co. Ltd.*	28,100	441,910

Industrials — 4.3%
Recruit Holdings Co. Ltd.	51,600	1,479,396

Total Japan		1,921,306

India — 5.1%
Financials — 5.1%
HDFC Bank Ltd. ADR	15,325	1,776,321

Singapore — 4.5%
Financials — 4.5%
DBS Group Holdings Ltd.	83,800	1,564,284

Israel — 3.5%
Information Technology — 3.5%
Nice Ltd. ADR*	9,870	1,209,174

Germany — 3.4%
Information Technology — 3.4%
SAP SE	6,165	712,705
Wirecard AG	3,735	469,203

Total Germany		1,181,908

Brazil — 2.9%
Consumer Discretionary — 1.6%
Magazine Luiza SA	12,900	565,869

Information Technology — 1.3%
Pagseguro Digital Ltd. - Class A*	15,035	448,795

Total Brazil		1,014,664

Russia — 2.8%
Communication Services — 2.8%
Mail.Ru Group Ltd. GDR*	19,430	481,087
Yandex NV - Class A*	13,985	480,245

Total Russia		961,332

Argentina — 2.6%
Information Technology — 2.6%
Globant SA*	12,555	896,427

Sweden — 2.6%
Information Technology — 2.6%
Hexagon AB	17,120	894,736

Thailand — 1.8%
Consumer Staples — 1.8%
Thai Beverage PCL	1,014,700	633,236

Total Common Stocks		$34,943,859

Touchstone International Growth Opportunities Fund (Unaudited) (Continued)

	Shares	Market Value
Short-Term Investment Funds — 1.8%
Dreyfus Government Cash Management, Institutional Shares, 2.34%¥Ω	271	$271
Invesco Government & Agency Portfolio, Institutional Class, 2.26%**¥Ω	624,423	624,423

Total Short-Term Investment Funds		$624,694

Total Investment Securities — 102.9%
(Cost $30,512,208)		$35,568,553
Liabilities in Excess of Other Assets — (2.9%)		(991,627)

Net Assets — 100.0%		$34,576,926

* Non-income producing security.
** Represents collateral for securities loaned.
† All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2019 was $592,322.
¥ Open-End Fund.
Ω Represents the 7-day SEC yield as of March 31, 2019.

Portfolio Abbreviations:

ADR - American Depositary Receipt

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities were valued at $965,004 or 2.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
China	$11,545,075	$5,501,191	$—	$17,046,266
France	—	3,857,080	—	3,857,080
Switzerland	—	1,987,125	—	1,987,125
Japan	—	1,921,306	—	1,921,306
India	1,776,321	—	—	1,776,321
Singapore	—	1,564,284	—	1,564,284
Israel	1,209,174	—	—	1,209,174
Germany	—	1,181,908	—	1,181,908
Brazil	1,014,664	—	—	1,014,664
Russia	961,332	—	—	961,332
Argentina	896,427	—	—	896,427
Sweden	—	894,736	—	894,736
Thailand	—	633,236	—	633,236
Short-Term Investment Funds	624,694	—	—	624,694

Total	$18,027,687	$17,540,866	$—	$35,568,553

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone International Small Cap Fund – March 31, 2019 (Unaudited)

	Shares	Market Value
Common Stocks — 98.1%
Japan — 27.5%
Communication Services — 1.0%
Fuji Media Holdings, Inc.	145,800	$2,014,033

Consumer Discretionary — 2.9%
Kyoritsu Maintenance Co. Ltd.	53,500	2,660,125
Marui Group Co. Ltd.†	173,400	3,506,002

Consumer Staples — 4.3%
Lion Corp.	120,000	2,528,901
Morinaga & Co. Ltd.	56,300	2,448,457
Nippon Suisan Kaisha Ltd.	522,500	3,994,724

Financials — 2.3%
Aruhi Corp.†	117,100	2,335,702
Zenkoku Hosho Co. Ltd.	68,000	2,379,790

Health Care — 3.4%
Medipal Holdings Corp.	91,100	2,167,619
Rohto Pharmaceutical Co. Ltd.	81,500	2,100,393
Takara Bio, Inc.	123,400	2,873,189

Industrials — 5.8%
Japan Airport Terminal Co. Ltd.	57,200	2,423,563
Kamigumi Co. Ltd.	116,800	2,708,982
Kandenko Co. Ltd.	72,800	623,106
Seino Holdings Co. Ltd.	150,700	2,013,906
TechnoPro Holdings, Inc.	46,600	2,792,054
Toda Corp.	248,400	1,531,300

Information Technology — 4.8%
Advantest Corp.	81,800	1,910,647
Azbil Corp.	94,900	2,224,795
GMO internet, Inc.	149,200	2,441,076
Nihon Unisys Ltd.	127,400	3,382,323

Materials — 0.9%
Sumitomo Bakelite Co. Ltd.	53,600	1,924,616

Real Estate — 1.3%
Katitas Co. Ltd.	77,100	2,654,698

Utilities — 0.8%
Hokkaido Electric Power Co., Inc.	290,800	1,673,940

Total Japan		57,313,941

United Kingdom — 11.8%
Consumer Discretionary — 1.2%
SSP Group PLC	286,818	2,588,216

Consumer Staples — 1.5%
Britvic PLC	249,263	3,093,533

Energy — 0.9%
Premier Oil PLC*	1,532,886	1,873,827

Financials — 0.9%
Intermediate Capital Group PLC	140,597	1,952,930

Health Care — 2.1%
Abcam PLC	105,425	1,558,485
Dechra Pharmaceuticals PLC	81,861	2,880,372

Industrials — 2.1%
HomeServe PLC	207,245	2,768,597
Pagegroup PLC	250,623	1,535,374

Information Technology — 1.9%
Electrocomponents PLC	235,758	1,726,589
Spectris PLC	66,175	2,165,526

Utilities — 1.2%
Pennon Group PLC	260,846	2,526,310

Total United Kingdom		24,669,759

France — 7.3%
Communication Services — 1.2%
Lagardere SCA	98,068	2,521,390

Health Care — 1.2%
Korian SA	59,157	2,395,581

Industrials — 2.5%
Air France-KLM*	210,203	2,363,858
Rexel SA	146,156	1,649,420
Societe BIC SA	14,404	1,283,734

Information Technology — 2.4%
Alten SA	28,057	3,002,532
SOITEC*	23,839	1,955,895

Total France		15,172,410

Australia — 7.3%
Energy — 2.3%
Beach Energy Ltd.	1,992,229	2,907,144
WorleyParsons Ltd.	185,121	1,857,996

Health Care — 1.3%
Ansell Ltd.	151,582	2,738,651

Industrials — 1.5%
Cleanaway Waste Management Ltd.	1,973,535	3,116,983

Materials — 0.7%
St Barbara Ltd.	578,952	1,385,368

Real Estate — 1.5%
Charter Hall Group REIT	429,607	3,134,370

Total Australia		15,140,512

Germany — 5.8%
Communication Services — 1.1%
Stroeer SE & Co. KGaA	38,998	2,283,552

Consumer Discretionary — 1.0%
HUGO BOSS AG	31,924	2,180,168

Touchstone International Small Cap Fund (Unaudited) (Continued)

	Shares	Market Value
Common Stocks — 98.1% (Continued)
Germany — (Continued)
Industrials — 1.3%
Rheinmetall AG	24,952	$2,604,870

Information Technology — 1.1%
Dialog Semiconductor PLC*	76,793	2,341,996

Real Estate — 1.3%
TAG Immobilien AG	106,787	2,637,420

Total Germany		12,048,006

Canada — 4.7%
Consumer Discretionary — 1.3%
Great Canadian Gaming Corp.*	70,830	2,657,019

Energy — 0.8%
Parkland Fuel Corp.	53,029	1,620,215

Industrials — 1.3%
Boyd Group Income Fund	27,366	2,815,953

Utilities — 1.3%
Capital Power Corp.	111,682	2,615,817

Total Canada		9,709,004

Italy — 4.0%
Energy — 0.6%
Saras SpA	692,565	1,282,642

Health Care — 1.3%
Amplifon SpA	140,540	2,742,686

Materials — 0.8%
Buzzi Unicem SpA	73,750	1,510,985

Utilities — 1.3%
Italgas SpA	439,357	2,712,651

Total Italy		8,248,964

Switzerland — 3.3%
Communication Services — 1.2%
Sunrise Communications Group AG, 144a	33,470	2,465,014

Consumer Discretionary — 0.9%
Forbo Holding AG	1,198	1,880,411

Industrials — 1.2%
Wizz Air Holdings PLC, 144a*	66,857	2,623,448

Total Switzerland		6,968,873

Denmark — 3.1%
Financials — 1.3%
Topdanmark A/S	55,786	2,787,112

Industrials — 0.7%
Dfds A/S	32,838	1,359,487

Information Technology — 1.1%
SimCorp A/S	24,104	2,328,822

Total Denmark		6,475,421

Netherlands — 3.1%
Financials — 2.2%
ASR Nederland NV	61,127	2,546,951
Euronext NV, 144a	31,224	1,980,974

Materials — 0.9%
AMG Advanced Metallurgical Group NV	61,174	1,907,313

Total Netherlands		6,435,238

Sweden — 2.9%
Consumer Discretionary — 0.7%
Dometic Group AB, 144a	195,310	1,536,465

Industrials — 1.3%
Loomis AB	76,008	2,621,104

Real Estate — 0.9%
Hemfosa Fastigheter AB	214,008	1,879,450

Total Sweden		6,037,019

Norway — 2.4%
Consumer Staples — 1.0%
Leroy Seafood Group ASA	303,761	2,206,842

Financials — 1.4%
Storebrand ASA	365,240	2,845,409

Total Norway		5,052,251

Ireland — 2.0%
Consumer Staples — 1.3%
Greencore Group PLC	987,379	2,597,756

Health Care — 0.7%
UDG Healthcare PLC	200,334	1,477,627

Total Ireland		4,075,383

South Korea — 1.6%
Consumer Staples — 0.8%
Orion Corp./Republic of Korea	19,515	1,720,497

Financials — 0.8%
Meritz Securities Co. Ltd.	396,062	1,705,953

Total South Korea		3,426,450

Touchstone International Small Cap Fund (Unaudited) (Continued)

	Shares	Market Value
Common Stocks — 98.1% (Continued)
Singapore — 1.4%
Industrials — 1.4%
ComfortDelGro Corp. Ltd.	1,488,400	$2,828,921

India — 1.3%
Information Technology — 1.3%
WNS Holdings Ltd. ADR*	52,413	2,792,040

New Zealand — 1.3%
Communication Services — 1.3%
Spark New Zealand Ltd.	1,066,204	2,761,871

Spain — 1.3%
Health Care — 1.3%
Almirall SA	153,937	2,628,554

Luxembourg — 1.2%
Real Estate — 1.2%
Grand City Properties SA	108,098	2,610,578

Taiwan — 1.1%
Information Technology — 1.1%
Chipbond Technology Corp.	952,000	2,202,591

Finland — 1.0%
Industrials — 1.0%
Valmet Oyj†	86,478	2,191,034

Argentina — 1.0%
Information Technology — 1.0%
Globant SA*	30,031	2,144,213

China — 0.9%
Consumer Discretionary — 0.9%
Li Ning Co. Ltd.*	1,189,000	1,869,389

Hong Kong — 0.8%
Consumer Discretionary — 0.8%
Xinyi Glass Holdings Ltd.	1,388,000	1,593,844

Total Common Stocks		$204,396,266

Exchange-Traded Fund — 1.1%
United States — 1.1%
iShares MSCI EAFE Small-Cap ETF	40,270	$2,313,109

Short-Term Investment Funds — 2.9%
Dreyfus Government Cash Management, Institutional Shares, 2.34%¥Ω	940,340	940,340
Invesco Government & Agency Portfolio, Institutional Class, 2.26%**¥Ω	5,153,047	5,153,047

Total Short-Term Investment Funds		$6,093,387

Total Investment Securities — 102.1%
(Cost $193,786,672)		$212,802,762
Liabilities in Excess of Other Assets — (2.1%)		(4,324,863)

Net Assets — 100.0%		$208,477,899

*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2019 was $4,885,570.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of March 31, 2019.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities were valued at $8,605,901 or 4.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone International Small Cap Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$—	$57,313,941	$—	$57,313,941
United Kingdom	4,084,795	20,584,964	—	24,669,759
France	9,171,514	6,000,896	—	15,172,410
Australia	—	15,140,512	—	15,140,512
Germany	4,463,720	7,584,286	—	12,048,006
Canada	9,709,004	—	—	9,709,004
Italy	3,995,293	4,253,671	—	8,248,964
Switzerland	—	6,968,873	—	6,968,873
Denmark	—	6,475,421	—	6,475,421
Netherlands	—	6,435,238	—	6,435,238
Sweden	—	6,037,019	—	6,037,019
Norway	—	5,052,251	—	5,052,251
Ireland	2,597,756	1,477,627	—	4,075,383
South Korea	—	3,426,450	—	3,426,450
Singapore	—	2,828,921	—	2,828,921
India	2,792,040	—	—	2,792,040
New Zealand	—	2,761,871	—	2,761,871
Spain	—	2,628,554	—	2,628,554
Luxembourg	—	2,610,578	—	2,610,578
Taiwan	—	2,202,591	—	2,202,591
Finland	—	2,191,034	—	2,191,034
Argentina	2,144,213	—	—	2,144,213
China	—	1,869,389	—	1,869,389
Hong Kong	—	1,593,844	—	1,593,844
Exchange-Traded Fund	2,313,109	—	—	2,313,109
Short-Term Investment Funds	6,093,387	—	—	6,093,387

Total	$47,364,831	$165,437,931	$—	$212,802,762

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Large Cap Focused Fund – March 31, 2019 (Unaudited)

	Shares	Market Value
Common Stocks — 93.9%
Information Technology — 21.3%
Accenture PLC (Ireland) - Class A	207,346	$36,497,043
Apple, Inc.	340,315	64,642,834
Cisco Systems, Inc.	584,365	31,549,866
Microsoft Corp.	754,986	89,043,049
Oracle Corp.	413,559	22,212,254
salesforce.com, Inc.*	166,328	26,341,365
Texas Instruments, Inc.	164,701	17,469,835
Visa, Inc. - Class A	475,920	74,333,945

		362,090,191

Consumer Discretionary — 13.6%
Alibaba Group Holding Ltd. (China) ADR*	51,659	9,425,185
Amazon.com, Inc.*	26,751	47,636,843
Booking Holdings, Inc.*	7,878	13,746,401
Carnival Corp.	231,991	11,766,584
Garrett Motion, Inc. (Switzerland)*	23,989	353,352
Home Depot, Inc. (The)	73,353	14,075,707
JD.com, Inc. (China) ADR*	466,788	14,073,658
Marriott International, Inc. - Class A	50,834	6,358,825
McDonald’s Corp.	186,095	35,339,441
Starbucks Corp.	284,475	21,147,872
TJX Cos, Inc. (The)	776,438	41,314,266
Yum China Holdings, Inc. (China)	362,791	16,292,944

		231,531,078

Financials — 13.3%
American Express Co.	143,606	15,696,136
Berkshire Hathaway, Inc. - Class B*	251,854	50,594,950
CME Group, Inc.	182,926	30,105,961
Goldman Sachs Group, Inc. (The)	38,247	7,343,042
JPMorgan Chase & Co.	325,000	32,899,750
Morgan Stanley	527,914	22,277,971
PNC Financial Services
Group, Inc. (The)	262,000	32,136,920
S&P Global, Inc.	92,626	19,502,404
Signature Bank/NewYork NY	127,757	16,361,839

		226,918,973

Health Care — 12.5%
AmerisourceBergen Corp.	312,267	24,831,472
Amgen, Inc.	91,644	17,410,527
Becton Dickinson and Co.	82,860	20,692,628
Biogen, Inc.*	54,698	12,929,513
Bristol-Myers Squibb Co.	244,323	11,656,650
Johnson & Johnson	100,337	14,026,109
Merck & Co., Inc.	432,925	36,006,372
Novartis AG (Switzerland) ADR	191,666	18,426,769
Stryker Corp.	48,156	9,511,773
UnitedHealth Group, Inc.	127,262	31,466,802
Zoetis, Inc.	155,835	15,687,909

		212,646,524

Communication Services — 11.2%
Alphabet, Inc. - Class C*	57,000	66,878,670
AT&T, Inc.	140,021	4,391,067
Baidu, Inc. (China) ADR*	106,623	17,576,802
Comcast Corp. - Class A	947,256	37,871,295
Facebook, Inc. - Class A*	270,892	45,154,988
Verizon Communications, Inc.	327,594	19,370,633

		191,243,455

Industrials — 7.8%
Boeing Co. (The)	66,656	25,423,932
Canadian National Railway Co. (Canada)	217,247	19,439,262
Deere & Co.	26,692	4,266,449
FedEx Corp.	19,742	3,581,396
Honeywell International, Inc.	207,872	33,035,018
Resideo Technologies, Inc.*	39,981	771,234
United Technologies Corp.	208,281	26,845,338
Verisk Analytics, Inc.	148,725	19,780,425

		133,143,054

Consumer Staples — 6.7%
Estee Lauder Cos., Inc. (The) - Class A	120,785	19,995,957
Kraft Heinz Co. (The)	183,288	5,984,353
Monster Beverage Corp.*	170,309	9,295,465
PepsiCo, Inc.	116,115	14,229,893
Philip Morris International, Inc.	275,000	24,307,250
Procter & Gamble Co. (The)	173,277	18,029,472
Unilever NV (United Kingdom)	370,454	21,593,764

		113,436,154

Energy — 4.8%
Chevron Corp.	172,149	21,205,314
Exxon Mobil Corp.	455,000	36,764,000
Marathon Petroleum Corp.	215,607	12,904,079
Schlumberger Ltd.	248,127	10,810,893

		81,684,286

Real Estate — 1.8%
Jones Lang LaSalle, Inc.	133,496	20,582,413
Simon Property Group, Inc. REIT	58,609	10,679,146

		31,261,559

Materials — 0.9%
DowDuPont, Inc.	270,314	14,410,439

Total Common Stocks		$1,598,365,713

Exchange-Traded Funds — 5.1%
SPDR S&P 500 ETF Trust	230,000	64,970,400
Utilities Select Sector SPDR Fund	385,000	22,395,450

Total Exchange-Traded Funds		$87,365,850

Touchstone Large Cap Focused Fund (Unaudited) (Continued)

	Shares	Market Value
Short-Term Investment Fund — 1.6%
Dreyfus Government Cash Management, Institutional Shares, 2.34%¥Ω	27,514,980	$27,514,980

Total Investment Securities —100.6%
(Cost $823,224,377)		$1,713,246,543
Liabilities in Excess of Other Assets — (0.6%)		(10,682,551)

Net Assets — 100.0%		$1,702,563,992

*	Non-income producing security.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of March 31, 2019.

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,598,365,713	$—	$—	$1,598,365,713
Exchange-Traded Funds	87,365,850	—	—	87,365,850
Short-Term Investment Fund	27,514,980	—	—	27,514,980

Total	$1,713,246,543	$—	$—	$1,713,246,543

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Large Cap Fund – March 31, 2019 (Unaudited)

	Shares	Market Value
Common Stocks — 97.9%
Financials — 21.9%
Alleghany Corp.*	14,509	$8,885,312
Berkshire Hathaway, Inc. - Class B*	101,212	20,332,479
BlackRock, Inc.	22,828	9,756,002
Charles Schwab Corp. (The)	171,095	7,316,022
Progressive Corp. (The)	127,024	9,157,160
Wells Fargo & Co.	166,651	8,052,576

		63,499,551

Consumer Discretionary — 20.2%
CarMax, Inc.*	159,942	11,163,952
Carnival Corp.	193,686	9,823,754
Dollar Tree, Inc.*	132,293	13,896,057
Home Depot, Inc. (The)	48,022	9,214,942
Lowe’s Cos., Inc.	41,555	4,549,026
O’Reilly Automotive, Inc.*	25,854	10,039,108

		58,686,839

Information Technology — 14.6%
Apple, Inc.	84,131	15,980,683
Cisco Systems, Inc.	190,379	10,278,562
Visa, Inc. - Class A	103,773	16,208,305

		42,467,550

Industrials — 12.4%
FedEx Corp.	57,584	10,446,313
General Dynamics Corp.	41,827	7,080,475
Norfolk Southern Corp.	57,197	10,689,547
Southwest Airlines Co.	151,035	7,840,227

		36,056,562

Consumer Staples — 9.7%
Altria Group, Inc.	221,988	12,748,771
Coca-Cola Co. (The)	110,123	5,160,364
Nestle SA (Switzerland) ADR	108,706	10,361,856

		28,270,991

Materials — 8.3%
Albemarle Corp.	85,359	6,997,731
Martin Marietta Materials, Inc.	42,188	8,487,382
NewMarket Corp.	19,708	8,544,600

		24,029,713

Communication Services — 7.0%
Alphabet, Inc. - Class C*	13,140	15,417,293
Verizon Communications, Inc.	84,508	4,996,958

		20,414,251

Energy — 2.2%
Chevron Corp.	51,520	6,346,234

Health Care — 1.6%
Bristol-Myers Squibb Co.	97,592	4,656,114

Total Common Stocks		$284,427,805

Short-Term Investment Fund — 2.2%
Dreyfus Government Cash Management, Institutional Shares, 2.34%¥Ω	6,246,245	$6,246,245

Total Investment Securities —100.1%
(Cost $226,612,726)		$290,674,050
Liabilities in Excess of Other Assets — (0.1%)		(157,397)

Net Assets — 100.0%		$290,516,653

*	Non-income producing security.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of March 31, 2019.

Portfolio Abbreviations:

ADR - American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$284,427,805	$—	$—	$284,427,805
Short-Term Investment Fund	6,246,245	—	—	6,246,245

Total	$290,674,050	$—	$—	$290,674,050

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Large Company Growth Fund – March 31, 2019 (Unaudited)

	Shares	Market Value
Common Stocks — 99.7%
Information Technology — 36.4%
Adobe, Inc.*	58,600	$15,616,314
Automatic Data Processing, Inc.	49,525	7,911,124
EPAM Systems, Inc.*	26,625	4,503,086
Intuit, Inc.	31,700	8,286,697
Microsoft Corp.	145,550	17,166,167
PayPal Holdings, Inc.*	98,000	10,176,320
Visa, Inc. - Class A	89,700	14,010,243

		77,669,951

Health Care — 18.9%
Abbott Laboratories	96,325	7,700,221
Becton Dickinson and Co.	25,450	6,355,628
Elanco Animal Health, Inc.*	110,675	3,549,347
Neurocrine Biosciences, Inc.*	26,200	2,308,220
Regeneron Pharmaceuticals, Inc.*	14,450	5,933,459
Thermo Fisher Scientific, Inc.	25,050	6,856,686
Zoetis, Inc.	76,975	7,749,073

		40,452,634

Consumer Discretionary — 17.8%
Alibaba Group Holding Ltd. (China) ADR*	81,925	14,947,216
Amazon.com, Inc.*	4,445	7,915,434
Booking Holdings, Inc.*	2,375	4,144,161
Burlington Stores, Inc.*	22,900	3,587,972
Royal Caribbean Cruises Ltd.	40,750	4,670,765
Sirius XM Holdings, Inc.	469,275	2,660,789

		37,926,337

Communication Services — 17.7%
Alphabet, Inc. - Class A*	11,650	13,710,769
Facebook, Inc. - Class A*	65,125	10,855,686
Tencent Holdings Ltd. (China) ADR	286,725	13,183,616

		37,750,071

Financials — 4.3%
MSCI, Inc.	46,375	9,221,205

Consumer Staples — 3.4%
Monster Beverage Corp.*	133,775	7,301,440

Industrials — 1.2%
Canadian Pacific Railway Ltd. (Canada)	12,475	2,570,224

Total Common Stocks		$212,891,862

Short-Term Investment Fund — 0.3%
Dreyfus Government Cash Management, Institutional Shares, 2.34%¥Ω	546,914	$546,914

Total Investment Securities —100.0%
(Cost $122,273,562)		$213,438,776
Other Assets in Excess of Liabilities — 0.0%		67,907

Net Assets — 100.0%		$213,506,683

* Non-income producing security.
¥ Open-End Fund.
Ω Represents the 7-day SEC yield as of March 31, 2019.

Portfolio Abbreviations:

ADR - American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$212,891,862	$—	$—	$212,891,862
Short-term Investment Fund	546,914	—	—	546,914

Total	$213,438,776	$—	$—	$213,438,776

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Ohio Tax-Free Bond Fund – March 31, 2019 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Market Value
	Fixed Rate Revenue Bonds — 67.3%
$500,000	New Albany OH Cmnty Auth (Ref) Ser C	5.000%	10/01/24	$553,280
375,000	Univ of Akron OH (Ref) Ser A	5.000	01/01/28	423,259
650,000	Montgomery Co OH Rev (Unrefunded Catholic Hlth Initiatives)	5.250	05/01/29	730,022
750,000	Cleveland OH Income Tax Rev (Ref Sub Lien) Ser B 2	5.000	10/01/29	876,870
500,000	Hamilton Co OH Hosp Facs Rev (Uc Hlth)	5.000	02/01/30	556,345
1,000,000	Butler Co OH Hosp Facs (Ref Cincinnati Children’s Hosp)	5.000	05/15/30	1,262,290
1,000,000	Hamilton Co OH Student Rev (Ref Stratford Heights Proj)	5.000	06/01/30	1,036,200
200,000	Dayton OH Wtr Sys Rev	4.000	12/01/30	222,134
1,000,000	Green OH Cmnty Learning Ctr (Ref)	4.000	12/01/30	1,068,490
500,000	Butler Co OH Hosp Facs (Kettering Health Network Oblig)	5.250	04/01/31	529,225
1,000,000	Wright OH St Univ (Gen Recpts) Ser A	5.000	05/01/31	1,044,690
750,000	Middleburg Heights OH Hosp Rev (Facs Southwest Gen)	5.125	08/01/31	800,805
1,000,000	Kent OH St Univ Rev (Gen Recpts) Ser A	4.500	05/01/32	1,061,980
1,000,000	Hamilton Co OH Hlth Care Facs (Christ Hosp Proj)	5.250	06/01/32	1,090,860
1,000,000	Cuyahoga Co OH COP (Convention Hotel Proj)	5.000	12/01/32	1,114,050
1,060,000	OH St EDR (Enterprise Bd Fd) Ser 7	4.750	12/01/32	1,110,339
500,000	OH St Univ Ser A	4.000	12/01/32	537,360
150,000	OH Univ Gen Recpts Athens (Ref) Ser A	5.000	12/01/32	177,492
390,000	Port Of Gtr Cincinnati Dev Aut	4.000	12/01/32	428,567
265,000	OH St Hgr Edl Fac Commis (Ref Xavier Univ) Ser C	5.000	05/01/33	296,532
1,080,000	Hamilton Co OH Hosp Facs Rev (Ref Cincinnati Childrens Hosp)	5.000	05/15/33	1,218,856
970,000	Franklin Co OH Sales Tax Rev (Various Purpose)	4.000	06/01/33	1,079,503
1,000,000	Hamilton Co OH EDR (Ref King Highland Cmnty Urban)	5.000	06/01/33	1,143,390
250,000	Warren Co OH Hlth Care Facs Rev (Ref & Impt Otterbein Homes)	5.000	07/01/33	273,705
2,000,000	Cincinnati OH EDR (U Square The Loop Proj)	5.000	11/01/33	2,150,140
525,000	OH St Univ Ser A	4.000	12/01/33	562,863
265,000	Cleveland OH Wtr Rev (Ref) Ser Y	4.000	01/01/34	280,548
500,000	OH St Hgr Edl Fac Commis (Ref Univ Findlay Proj)	5.000	03/01/34	552,205
625,000	Hamilton Co OH Hosp Facs Rev (Ref Cincinnati Childrens Hosp)	5.000	05/15/34	703,106
250,000	Warren Co OH Hlth Care Facs Rev (Ref & Impt Otterbein Homes)	5.000	07/01/34	273,110
500,000	Cuyahoga Co OH Sales Tax Rev (Ref)	5.000	12/01/34	573,710
215,000	Miami Co Oh Hosp Facs Rev (Ref & Impt Kettering Health Ne)	5.000	08/01/35	250,989
570,000	Miami Univ OH (Ref)	5.000	09/01/35	665,902
1,085,000	Cincinnati OH Urban Redev Rev (Mercer Commons Phase 2 Proj) Ser B	5.000	11/01/35	1,243,844
500,000	Polaris Career Ctr OH COP	5.000	11/01/35	572,550
475,000	Cincinnati OH Wtr Sys Rev Ser A	5.000	12/01/35	555,360
200,000	Clermont Co OH Port Auth Lease (W Clermont Local Sch Dist Proj)	5.000	12/01/35	228,382
290,000	OH St Hgr Edl Fac Commis (University Of Dayton 2018 Pro) Ser A	4.000	12/01/35	313,043
500,000	OH St Hgr Edl Fac Commis (Ref Higher Eductnl Fac John Ca)	5.000	04/01/36	556,535
350,000	Warren Co OH Hlth Care Facs Rev (Ref Otterbein Homes) Ser A	5.000	07/01/36	388,994
550,000	Franklin Co OH Hosp Facs Rev (Ref Nationwide Childrens Hosp)	4.000	11/01/36	586,240
1,000,000	OH St Parks & Recreation Cap (Lease Approp Impt Fund Projs S)	5.000	12/01/36	1,200,760
500,000	Cleveland OH Arpt Sys Rev (Ser B)	5.000	01/01/37	589,160
1,000,000	Univ Of Cincinnati OH Recpts (Ref) Ser A	5.000	06/01/37	1,185,780
250,000	OH St Hgr Edl Fac Commis (Denison Univ Proj)	5.000	11/01/39	297,968

	Total Fixed Rate Revenue Bonds			$32,367,433

	General Obligation Bonds — 19.3%
840,000	Licking Heights OH LSD UTGO	6.400	12/01/28	1,048,555
1,000,000	Toledo OH CSD (Ref Sch Facs Impt) UTGO	5.000	12/01/32	1,126,230
300,000	Upper Arlington OH (Ref Various Purpose) LTGO	4.000	12/01/32	325,476
345,000	Bowling Green OH CSD (Ref) UTGO	5.000	12/01/34	396,622

Touchstone Ohio Tax-Free Bond Fund (Unaudited) (Continued)

Principal Amount		Interest Rate	Maturity Date	Market Value
	General Obligation Bonds — 19.3% (Continued)
$700,000	Miami Vly Career Tech Center O UTGO	4.000%	12/01/34	$768,320
500,000	Three Rivers OH LSD (Ref) UTGO	5.000	12/01/34	572,280
500,000	Dublin OH (Ser A) LTGO	5.000	12/01/35	609,520
435,000	Miami Trace OH LSD UTGO	5.000	12/01/35	503,343
200,000	Milford OH Exempt Vlg Sch Dist (Ref) UTGO	5.000	12/01/35	230,224
500,000	Lakewood OH (Ref) LTGO	5.000	12/01/36	582,385
500,000	Greene Co Oh Votech Sch Dist (Sch Facs Construction & Impt) UTGO	4.000	12/01/37	545,690
1,000,000	Hamilton Co OH (Ref) LTGO Ser A	5.000	12/01/37	1,187,790
1,250,000	Brecksville-Broadview Heights OH CSD (Sch Facs Impt) UTGO	5.000	12/01/38	1,400,712

	Total General Obligation Bonds			$9,297,147

	Pre-refunded/Escrowed to Maturity(A) — 11.5%
1,000,000	Columbus OH CSD (Sch Facs Constr & Impt) UTGO Pre-refunded @ $100	4.500	06/01/19	1,004,950
1,000,000	Franklin Co OH Hosp Rev (Nationwide Childrens Hosp Impt) Pre-refunded @ $100	4.750	11/01/19	1,018,060
895,000	Milton Union OH Exempt Vlg Sch Dist (Sch Impt) Pre-refunded @ $100	4.875	12/01/19	914,502
1,500,000	Cincinnati OH CSD (Ref Sch Impt) LTGO Pre-refunded @$100 Pre-refunded @ $100	5.000	06/01/20	1,558,185
345,000	Univ of Toledo OH Ser B Pre-refunded @ $100	5.000	06/01/21	370,685
250,000	Lakewood OH CSD (Sch Facs Impt) UTGO Ser A Pre-refunded @ $100	5.000	11/01/22	280,110
350,000	Montgomery Co OH Rev (Prerefunded Catholic Hlth Initiatives) Pre-refunded @ $100	5.250	11/12/23	401,468

	Total Pre-refunded/Escrowed to Maturity			$5,547,960

	Variable Rate Demand Notes(B)(C) — 0.4%
200,000	Allen Co OH Hosp Facs Rev (Adj Catholic Healthcare) Ser C (LOC: Union Bank NA)(D)	1.460	06/01/34	$200,000

	Total Investment Securities —98.5%
	(Cost $45,132,329)			$47,412,540
	Other Assets in Excess of Liabilities — 1.5%			707,984

	Net Assets — 100.0%			$48,120,524

(A)	Bonds denoted as pre-refunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated are the stipulated pre-refunded dates.
(B)

Floating and variable rate demand notes (“put bonds”) earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The interest rates shown are the coupon rates in effect at March 31, 2019. Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

(C)	Demand Feature - Maturities shown are the final maturities, not the date on which principal could be recovered through the demand feature.
(D)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

Touchstone Ohio Tax-Free Bond Fund (Unaudited) (Continued)

As of March 31, 2019, the Touchstone Ohio Tax-Free Bond Fund was invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the interest from which is exempt from Ohio personal income tax. The Touchstone Ohio Tax-Free Bond Fund is a non-diversified Fund under the Investment Company Act of 1940. Thus, the Fund may invest in fewer issuers than those of a diversified fund. As of March 31, 2019, there were no investments of 10% or greater in any one issuer held by the Fund.

Portfolio Abbreviations:

COP – Certificates of Participation

CSD – City School District

EDR – Economic Development Revenue

LOC – Letter of Credit

LSD – Local School District

LTGO – Limited Tax General Obligation

UTGO – Unlimited Tax General Obligation

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$47,412,540	$—	$47,412,540

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Small Company Fund – March 31, 2019 (Unaudited)

	Shares	Market Value
Common Stocks — 96.5%
Information Technology — 23.4%
8x8, Inc.*	680,761	$13,751,372
Aspen Technology, Inc.*	133,506	13,919,336
Avaya Holdings Corp.*	1,316,007	22,148,398
Bottomline Technologies de, Inc.*	274,449	13,747,150
Carbonite, Inc.*	548,395	13,605,680
Cision Ltd.*	516,041	7,105,885
CommVault Systems, Inc.*	212,104	13,731,613
Envestnet, Inc.*	208,700	13,646,893
j2 Global, Inc.	159,919	13,848,985
MAXIMUS, Inc.	190,401	13,514,663
NetScout Systems, Inc.*	480,157	13,478,007
Nice Ltd. ADR (Israel)*	114,620	14,042,096
Nuance Communications, Inc.*	810,718	13,725,456
ON Semiconductor Corp.*	560,380	11,527,017
Open Text Corp. (Canada)	333,320	12,809,488
Plantronics, Inc.	297,517	13,718,509
Rogers Corp.*	47,800	7,594,464
Tower Semiconductor Ltd. (Israel)*	398,103	6,592,586
Verint Systems, Inc.*	646,477	38,698,113

		271,205,711

Industrials — 22.0%
Applied Industrial Technologies, Inc.	245,000	14,570,150
Clean Harbors, Inc.*	190,794	13,647,495
Crane Co.	277,952	23,520,298
Curtiss-Wright Corp.	125,200	14,190,168
EnerSys, Inc.	358,334	23,349,043
Hillenbrand, Inc.	321,612	13,356,546
ITT, Inc.	412,044	23,898,552
Mobile Mini, Inc.	401,942	13,641,911
Quanta Services, Inc.	608,245	22,955,166
Regal Beloit Corp.	287,935	23,573,238
Rexnord Corp.*	95,000	2,293,300
SkyWest, Inc.	447,301	24,283,971
Trex Co., Inc.*	126	7,752
Watts Water Technologies, Inc. - Class A	175,700	14,200,074
WESCO International, Inc.*	265,236	14,060,160
Woodward, Inc.	143,718	13,637,401

		255,185,225

Health Care — 19.8%
Allscripts Healthcare Solutions, Inc.*	1,414,349	13,492,889
AngioDynamics, Inc.*	612,720	14,006,779
Bio-Rad Laboratories, Inc. - Class A*	40,164	12,277,332
Bio-Techne Corp.	65,476	13,000,260
Chemed Corp.	42,228	13,515,916
Encompass Health Corp.	230,100	13,437,840
Globus Medical, Inc. - Class A*	466,751	23,062,167
Haemonetics Corp.*	156,348	13,677,323
Inogen, Inc.*	73,000	6,962,010
Integra LifeSciences Holdings Corp.*	240,759	13,415,092
LivaNova PLC (United Kingdom)*	138,065	13,426,821
MEDNAX, Inc.*	235,945	6,410,626
NuVasive, Inc.*	246,230	13,983,402
Omnicell, Inc.*	153,242	12,388,083
Orthofix Medical, Inc.*	240,785	13,582,682
Premier, Inc. - Class A*	195,650	6,747,969
Providence Service Corp. (The)*	203,744	13,573,425
Tactile Systems Technology, Inc.*	238,335	12,565,021

		229,525,637

Consumer Discretionary — 17.8%
Aaron’s, Inc.	265,026	13,940,368
Adtalem Global Education, Inc.*	294,916	13,660,509
BJ’s Restaurants, Inc.	153,400	7,252,752
Bloomin’ Brands, Inc.	1,116,303	22,828,396
Brunswick Corp.	267,000	13,438,110
Dave & Buster’s Entertainment, Inc.	481,979	24,036,293
Dick’s Sporting Goods, Inc.	398,028	14,651,411
G-III Apparel Group Ltd.*	360,100	14,389,596
Movado Group, Inc.	218,000	7,930,840
Oxford Industries, Inc.	89,100	6,705,666
Steven Madden Ltd.	411,900	13,938,696
Stoneridge, Inc.*	441,000	12,727,260
Texas Roadhouse, Inc.	231,959	14,425,530
TopBuild Corp.*	209,226	13,562,029
Williams-Sonoma, Inc.	125,851	7,081,636
YETI Holdings, Inc.*†	208,737	6,314,294

		206,883,386

Financials — 8.4%
Chemical Financial Corp.	573,986	23,625,264
Glacier Bancorp, Inc.	334,314	13,395,962
Webster Financial Corp.	459,214	23,268,373
Western Alliance Bancorp*	569,396	23,368,012
WSFS Financial Corp.	356,506	13,761,132

		97,418,743

Communication Services — 2.7%
Care.com, Inc.*	340,800	6,734,208
Cogent Communications Holdings, Inc.	264,375	14,342,344
QuinStreet, Inc.*	621,000	8,315,190
Yelp, Inc.*	66,000	2,277,000

		31,668,742

Real Estate — 1.2%
Corporate Office Properties Trust REIT	512,357	13,987,346

Consumer Staples — 1.2%
Sprouts Farmers Market, Inc.*	623,928	13,439,409

Total Common Stocks		$1,119,314,199

Short-Term Investment Funds — 4.9%
Dreyfus Government Cash Management, Institutional Shares, 2.34%¥Ω	50,293,667	50,293,667
Invesco Government & Agency Portfolio, Institutional Class, 2.26%**¥Ω	6,742,235	6,742,235

Total Short-Term Investment Funds		$57,035,902

Touchstone Small Company Fund (Unaudited) (Continued)

Market Value
Total Investment Securities —101.4%
(Cost $966,451,088)	$1,176,350,101
Liabilities in Excess of Other Assets — (1.4%)	(16,224,942)

Net Assets — 100.0%	$1,160,125,159

*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2019 was $6,251,132.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of March 31, 2019.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,119,314,199	$—	$—	$1,119,314,199
Short-Term Investment Funds	57,035,902	—	—	57,035,902

Total	$1,176,350,101	$—	$—	$1,176,350,101

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Value Fund – March 31, 2019 (Unaudited)

	Shares	Market Value
Common Stocks — 96.4%
Financials — 17.7%
American Express Co.	66,431	$7,260,908
American International Group, Inc.	202,154	8,704,751
Bank of New York Mellon Corp. (The)	62,882	3,171,139
JPMorgan Chase & Co.	86,013	8,707,096
New York Community Bancorp, Inc.	322,141	3,727,171
Northern Trust Corp.	35,568	3,215,703
State Street Corp.	103,452	6,808,176
US Bancorp	133,223	6,420,016
Wells Fargo & Co.	201,628	9,742,665

		57,757,625

Energy — 15.0%
BP PLC (United Kingdom) ADR	191,026	8,351,657
Chevron Corp.	42,239	5,203,000
ConocoPhillips	123,583	8,247,929
EOG Resources, Inc.	25,947	2,469,636
Hess Corp.	102,351	6,164,601
Phillips 66	112,472	10,703,960
Schlumberger Ltd.	103,650	4,516,031
Valero Energy Corp.	37,537	3,184,264

		48,841,078

Health Care — 13.3%
Anthem, Inc.	24,453	7,017,522
Cigna Corp.	13,747	2,210,793
CVS Health Corp.	123,408	6,655,394
Johnson & Johnson	32,519	4,545,831
Medtronic PLC (Ireland)	114,288	10,409,351
Pfizer, Inc.	127,520	5,415,774
Sanofi (France) ADR	160,195	7,093,435

		43,348,100

Information Technology — 12.4%
Broadcom, Inc.	13,913	4,183,778
Microsoft Corp.	86,242	10,171,382
Oracle Corp.	192,927	10,362,109
QUALCOMM, Inc.	148,934	8,493,706
Texas Instruments, Inc.	66,027	7,003,484

		40,214,459

Consumer Discretionary — 11.0%
Advance Auto Parts, Inc.	36,032	6,144,537
Aramark	201,019	5,940,112
Dollar General Corp.	96,047	11,458,407
Lowe’s Cos., Inc.	112,700	12,337,269

		35,880,325

Industrials — 9.6%
General Dynamics Corp.	19,876	3,364,609
General Electric Co.	689,725	6,890,353
Jacobs Engineering Group, Inc.	44,476	3,344,150
Johnson Controls International PLC	243,380	8,990,457
United Technologies Corp.	64,291	8,286,467
Wabtec Corp.	3,383	249,395

		31,125,431

Materials — 6.4%
Air Products & Chemicals, Inc.	63,621	12,149,066
DowDuPont, Inc.	164,283	8,757,927

		20,906,993

Utilities — 4.9%
Dominion Energy, Inc.	129,090	9,896,039
Exelon Corp.	122,057	6,118,717

		16,014,756

Communication Services — 3.9%
Comcast Corp.—Class A	315,428	12,610,811

Consumer Staples — 2.2%
Philip Morris International, Inc.	81,715	7,222,789

Total Common Stocks		$313,922,367

Short-Term Investment Fund — 3.6%
Dreyfus Government Cash Management, Institutional Shares, 2.34%¥Ω	11,689,833	$11,689,833

Total Investment Securities —100.0%
(Cost $273,738,018)		$325,612,200
Other Assets in Excess of Liabilities — 0.0%		150,913

Net Assets — 100.0%		$325,763,113

¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of March 31, 2019.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Touchstone Value Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$313,922,367	$—	$—	$313,922,367
Short-Term Investment Fund	11,689,833	—	—	11,689,833

Total	$325,612,200	$—	$—	$325,612,200

See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments

March 31, 2019 (Unaudited)

Security valuation and fair value measurements— U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods.

These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of March 31, 2019, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation. The Funds did not hold any material Level 3 categorized securities during the period ended March 31, 2019.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

During the period ended March 31, 2019, there were no material changes to the valuation policies and techniques.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. The Credit Opportunities Fund’s investments in bank loans are normally valued at the bid quotation obtained from dealers in loans by an independent pricing service in accordance with the Fund’s valuation policies and procedures approved by the Funds’ Board of Trustees

Notes to Portfolios of Investments (Unaudited) (Continued)

(the “Board”), and are generally categorized in Level 2. The Credit Opportunities Fund’s investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Foreign currency exchange contracts are valued at the mean between bid and ask prices and are determined as of the close of regular trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and categorized in Level 2.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•

If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Board and are generally categorized in Level 3.

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date.